As filed with the Securities and Exchange Commission on April 30, 2001
                                                 File Nos. 33-37426 and 811-6194

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
Pre-Effective Amendment No.______                                 [ ]
Post-Effective Amendment No.   20                                 [X]
                            --------

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
         Amendment No.    21                                      [X]
                      ----------

                    THE CHACONIA INCOME AND GROWTH FUND, INC.
                    -----------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                      Chaconia Income and Growth Fund, Inc.
                     c/o Firstar Mutual Funds Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 368-3322
              (Registrant's Telephone Numbers, Including Area Code)

                          The Corporation Trust Company
                                 32 South Street
                               Baltimore, MD 21202
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Ulice Payne, Jr., Esq.
                                 Foley & Lardner
                      777 East Wisconsin Avenue, Suite 3700
                           Milwaukee, Wisconsin 53202

As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[X]       immediately upon filing pursuant to paragraph (b).
[ ]       on (date) pursuant to paragraph (b).
[ ]       60 days after filing pursuant to paragraph (a)(1).
[ ]       on (date) pursuant to paragraph (a)(1).
[ ]       75 days after filing pursuant to paragraph (a)(2).
[ ]       on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[ ]       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PROSPECTUS
                                 April 30, 2001



                                    CHACONIA
                              Income & Growth Fund
                                     [LOGO]







                                  Sponsored by:
                    Trinidad & Tobago Unit Trust Corporation

                               P R O S P E C T U S
                                 April 30, 2001

                          Chaconia Income & Growth Fund


The Chaconia Income & Growth Fund, otherwise known as the Chaconia I&G Fund or the Fund, is a no load mutual fund seeking high current income and capital appreciation by investing mainly in U.S. Government securities and equity securities of the U.S., Canada and Trinidad and Tobago.




Please read this Prospectus and keep it for future reference. It contains important information, including information on how the Fund invests and the services it offers to shareholders.


Chaconia Income & Growth Fund
c/o Firstar Mutual Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, WI 53202 1-800-368-3322 (U.S.)
1-868-624-8648 (non U.S. residents)
http://www.ttutc.com



--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

What are the Goals of the Fund?................................................1

What are the Principal Investment Strategies of the Fund?......................1

What are the Principal Risks of Investing in the Fund?.........................2

How has the Fund Performed?....................................................5

What are the Fund's Fees and Expenses?.........................................6

Who Manages the Fund?..........................................................7

How are the Fund's Shares Distributed?.........................................8

How is the Fund's Share Price Determined?......................................8

How do You Purchase Shares of the Fund?........................................8

How do You Sell Shares of the Fund?...........................................10

What About Dividend and Capital Gain Distributions?...........................12

What About Taxes?.............................................................12

Financial Highlights..........................................................14

Risk/Return Summary
--------------------------------------------------------------------------------

What are the Goals of the Fund?

          The Chaconia I&G Fund is a mutual fund offered by Chaconia Income and Growth Fund, Inc. (the "Company"), an investment management company. The Fund is an open-end, diversified investment company. The goal of the Fund is high current income and capital appreciation.

What are the Principal Investment Strategies of the Fund?

          The Fund seeks to meet its objective by investing its assets in:

          o U.S. Government securities including U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies or instrumentalities;

          o         investment grade corporate bonds;

          o         investment grade foreign government bonds;

          o equity securities of medium to large market capitalization U.S., Canadian, British and Trinidad and Tobago companies;

          o         American Depositary Receipts;

          o         certificates of deposit; and

          o other investment companies such as the Schemes of the Trinidad and Tobago Unit Trust Corporation and money market funds.

          Under normal market conditions, the Fund will maintain a level of at least 15% of its total assets invested in debt securities and at least 25% of its total assets invested in equity securities.

          Regarding the debt securities portion of the portfolio, the Fund invests primarily in U.S. government and corporate fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by a nationally recognized statistical rating organization (NRSRO)) or determined to be of comparable quality by the Fund's manager. The Fund may also invest in foreign government bonds determined to be of comparable quality by the Fund's manager.

          Regarding the equity securities portion of the portfolio, the Fund invests in equity securities of U.S. companies with market capitalization of more than $1 billion, including common stocks, preferred stocks, and convertible securities. The Fund may also invest in American Depositary Receipts ("ADRs") and securities of foreign companies. ADRs are equity securities trading on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

          The Fund selects equity securities of companies that the Fund's portfolio manager believes are undervalued based on the current price relative to the long-term prospects of the company.

The Fund's manager also considers a company's actual and prospective earnings, return on equity and assets to liabilities ratio when selecting stock.

          The Fund may also invest a limited amount in other investment companies such as the Schemes of the Trinidad and Tobago Unit Trust Corporation. The Schemes of the Trinidad and Tobago Unit Trust Corporation are separate investment companies created by the Unit Trust Corporation of Trinidad and Tobago Act of 1981. The assets of the Schemes of the Trinidad and Tobago Unit Trust Corporation are predominantly invested in equity securities and fixed income securities of Trinidad and Tobago corporations and in Trinidad and Tobago government securities.

          Temporary Investments: In response to adverse market, economic, political or other conditions, the Fund may take temporary defensive positions allowing it to invest up to 100% of its total assets in cash or money market instruments (like U.S. Treasury Bills, commercial paper or commercial paper master notes). The Fund will be not able to achieve its investment objective to the extent that it invests in cash, money market instruments or other defensive instruments. When the Fund is not taking a temporary defensive position, it still may hold some cash and money market instruments in order to take advantage of investment opportunities, or so it can pay expenses and satisfy redemption requests.

          Portfolio Turnover Rate: The Fund does not attempt to achieve its investment objectives by frequent trading of securities. However, the Fund's turnover may increase due to economic, market or other factors that are not within the control of the Fund's management. It is expected that under normal market conditions, the annual portfolio turnover rate for the Fund will not exceed 100%. High rates of portfolio turnover entail certain costs, including increased taxable income for the Fund's shareholders. In general, the higher the turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs, and other transaction costs incurred. This, in turn, may have the effect of reducing the Fund's overall performance.

What are the Principal Risks of Investing in the Fund?

          The Fund is a suitable investment for investors with long-term investment goals. Like all mutual funds, investing in the Fund involves certain risks, which may cause you to lose money. These risks include:

          o Stock Market Risk: Funds with equity portfolios are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value. The Fund's focus on medium to large capitalization stocks and value-style of investing subject it to the risk that its performance may be lower than that of other types of funds with equity portfolios that focus on other types of stocks (such as small cap) or that have a broader investment style (such as growth or general market). The Fund is also subject to the risk that medium to large capitalization and/or value stocks may under-perform other segments of the equity market or the equity market as a whole. In general, the prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks may be steep, sudden and/or prolonged.

          o Securities Selection Risk: The portfolio securities held by the Fund may decline in value or not increase in value when the market in general is rising and may fail to meet the Fund's investment objective.

          o Interest Rate Risk: The Fund may invest in debt securities. In general, the value of bonds and other debt securities rises when interest rates fall and falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than do common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

          o Credit Risk: The Fund may invest in debt securities not backed by the full faith and credit of the United States. The issuers of such bonds and other debt securities may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the issuer, leading to greater volatility in the price of the security.

          o Currency Risk: Foreign currency risk is the risk that the U.S. dollar value of foreign securities held by a Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The value of the Fund may go up and down as the value of the dollar rises and falls compared to a foreign currency.

          o Liquidity Risk: Foreign markets or exchanges tend to have less trading volume than the New York Stock Exchange or other domestic stock exchanges or markets, which means that the foreign market may have less liquidity. Lower liquidity in a foreign market can affect the Fund's ability to purchase or sell blocks of securities and obtain the best price in the foreign market. This may cause the Fund to lose opportunities for favorable purchases or sales of investments. Because foreign markets trade at times and on days different than U.S. markets, the Fund's value may change when an investor's account cannot be accessed.

          o Foreign Investment Expense Risk: Investing in foreign securities generally costs more than investing in U.S. securities because of higher transaction costs, such as the commissions paid per share. As a result, mutual funds that invest in foreign securities tend to have higher expenses due to higher commissions and higher advisory and custodial fees.

          o Foreign Political and Economic Risks: The degree of political and economic stability varies from country to country. If a country confiscates money from foreigners or takes over an industry, the Fund may lose some or all of any particular investment in that country. Parts of individual foreign economies may vary favorably or unfavorably from the U.S. economy (e.g., inflation rate) which may affect the value of the Fund's investment in any foreign country.

          o Governmental Regulation Risk: Many foreign countries do not subject their markets to the same degree and type of laws and regulations that cover the U.S. markets. Also, many foreign governments impose restrictions on investments as well as taxes or other restrictions on repatriation of investment income. The regulatory differences in some foreign countries make investing or trading in their markets more difficult and risky.

          o Corporate Disclosure Standard Risk: Many countries have laws making information on publicly traded companies, banks and governments more difficult to obtain, incomplete or unavailable. The lack of uniform accounting standards and practices among countries impairs the ability of investors to compare common valuation measures, such as price/earnings ratios, for securities of different countries.

          o Prepayment Risk: The issuers of bonds and other debt securities held by the Fund may prepay principal due on securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gain when interest rates decline, and may offer a greater potential for loss when interest rates rise. Rising interest rates may cause prepayments to occur at a slower than expected rate. This will increase the average life of the security and make the security more sensitive to interest rate changes.

How has the Fund Performed?

          The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual return over various periods compares to the performance of the S&P 500 Index, the Lehman Brothers Government/Credit Bond Index and a blended index. Please remember that a fund's past performance is not necessarily an indication of its future performance.

Best Quarter:              June 30, 1997             10.29%
Worst Quarter:             December 31, 2000         -9.73%

                               [GRAPHIC OMITTED]

-----------------------------------------------------------------------------------------------------------------
     Average Annual Total Returns                  Past One     Past Five     Since the Inception of the Fund(1)
 (for the periods ending December 31, 2000)          Year         Years
-----------------------------------------------------------------------------------------------------------------
The Chaconia I&G Fund                              -13.76%         5.39%                    7.14%
S&P 500 Index(2)                                    -9.10%        18.33%                   17.72%
Lehman Brothers Government/Credit Bond(3)            3.70%         3.52%                    6.38%
Blended Index (S&P 500 and Lehman Brothers           1.38%        12.29%                   12.19%
Government/Credit Bond)(4)
-----------------------------------------------------------------------------------------------------------------

(1) The Fund commenced operations on May 11, 1993. All indices show returns since the inception of the Fund on May
11, 1993.
(2) The S&P 500 Index is an unmanaged index of 500 common stocks that is generally considered representative of the
U.S. stock market. The index is heavily weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.
(3) The Lehman Brothers Government/Credit Bond Index is a widely-recognized unmanaged index consisting of over
3,000 issues compiled by Lehman Brothers. Bond maturities range from one to ten years with 4.2 year average.
Securities are all investment grade and fixed rate.
(4) The performance of Fund is compared to a balance of the S&P 500 (50%) and the Lehman Brothers Government/Credit
Bond Index (50%). This blended index is an index blended by the Fund's manager used to reflect the relative components of the Fund.

What are the Fund's Fees and Expenses?

          The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Maximum Sales Load imposed on Purchases (as a percentage of
offering price)..................................................    None
Maximum Deferred Sales Load (as a percentage of original,
purchase price or redemption proceeds, as applicable)............    None
Maximum Sales Load imposed on Reinvested Dividends (as a
percentage of offering price)....................................    None
Redemption Fee (as a percentage of amount redeemed)(1)               None
Exchange Fee.....................................................    None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fees(2)...............................................    0.39%
Distribution (12b-1) Fees........................................    0.50%
Other Expenses(3)................................................    1.05%
Total Annual Fund Operating Expenses.............................    1.94%
--------------------------------------------------------------------------------

(1) The Fund's transfer agent charges a fee for wire redemptions.
(2) The management fee will vary depending upon the Fund's average daily net assets. The management fee will be the greater of $50,000 or 0.75 of 1% on the first $10 million, 0.50 of 1% on the next $10 million and 0.25 of 1% over $20 million of the Fund's average daily net assets. The management fee for the Fund is the management fee for the Fund's last fiscal year.
(3) Other expenses include: (i) custodian, transfer agency, and other customary Fund expenses not listed above; and (ii) shareholder servicing fees paid to institutions equaling up to 0.25% of the average daily net assets of the Fund's shares.

          Example This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     --------------------------------------------------------------
                              1 Year   3 Years   5 Years  10 Years
     --------------------------------------------------------------
     The Chaconia I&G Fund     $197     $609     $1,047    $2,264
     --------------------------------------------------------------

Who Manages the Fund?

Investment Adviser

          On June 20, 2000, the shareholders of the Fund voted to approve a new investment management agreement with Earnest Partners, LLC (the "Manager"). The Manager, the investment adviser to the Fund, began managing the Fund's assets on July 5, 2000 and manages the investment portfolio of the Fund. The Manager's address is 75 Fourteenth Street, Suite 2300, Atlanta, Georgia, 30309. As of December 31, 2000 the Manager has approximately $2.45 billion in assets under management, including mutual funds and privately managed accounts.

Portfolio Manager

          Paul Viera is the portfolio manager for the Fund. He was the portfolio manager for the Fund between 1995 and 1998. Prior to working for the Manager, Mr. Viera managed equity and fixed income portfolios with INVESCO Capital Management, Inc. from 1991 to 1998, the Fund's previous investment adviser. In December 1998, Mr. Viera founded the Manager. Mr. Vierra holds a B.A. in Economics from the University of Michigan and a MBA in Finance from Harvard University.

Board of Directors

          The Manager is subject to the authority of the Board of Directors. The Board of Directors is presently comprised of five members, four of whom reside outside the United States in the Republic of Trinidad and Tobago. More details regarding the individual Directors and the duties of the Board of Directors can be found in the Statement of Additional Information.

          Under federal, state and particularly the Maryland General Corporation Law where the Company is incorporated, directors and officers of the Company must lawfully perform their fiduciary duties in managing the Company. As an investor of the Fund, you should be aware that you may not be able to effectively serve process on the Company's nonresident directors and officers to enforce any civil liabilities under federal and state securities laws. The United States and the Republic of Trinidad and Tobago are not parties to a convention governing the mutual recognition and enforcement of foreign money judgments. Therefore, you may not be able to enforce a United States or Trinidad and Tobago court judgment against nonresident directors and officers of the Corporation.

Counsel, Independent Accountants and Service Providers

          Foley & Lardner passes upon legal matters in connection with the issuance of shares of common stock of the Fund. PricewaterhouseCoopers LLP has been selected as independent accountants for the Fund. Firstar Bank, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar Mutual Fund Services, LLC, serves as the Fund's administrator, transfer agent and fund accountant.

How are the Fund's Shares Distributed?

Distributor

          Chaconia Financial Services, Inc, an affiliate of the Trinidad and Tobago Unit Trust Corporation, is the distributor for the shares of the Fund. Chaconia Financial Services, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis.

Distribution Plan

          The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 to provide certain distribution activities and services for the Fund and its shareholders. The Fund may pay 0.50% per year of its average daily net assets for such distribution and service activities. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How is the Fund's Share Price Determined?

          The price at which you purchase and redeem shares of the Fund is called the net asset value ("NAV"). The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on each day the NYSE is open for trading. The NYSE is closed on holidays and weekends. The NAV is the value of the Fund's assets, less its liabilities, divided by the number of shares outstanding of the Fund. The Fund will process purchase orders that it receives in good order prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. Good order purchase or redemption requests received after the close of regular trading will be processed on the next day the NYSE is open.

How do You Purchase Shares of the Fund?

To open an account, you must invest at least the minimum amount:

     -----------------------------------------------------------------------
       Minimum Investments      To Open Your Account  To Add to Your Account
     -----------------------------------------------------------------------
     Regular Accounts and IRAs         $250                  $100
     -----------------------------------------------------------------------

Good Order Purchase Requests

          When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

     o    the name of the Fund: Chaconia Income & Growth Fund

     o    the dollar amount of shares to be purchased

     o    account application form or investment stub

     o    check payable to the Chaconia Income & Growth Fund

Methods of Buying

     Through a      You can purchase shares of the Fund through any
     broker/dealer  broker-dealer organization that has an agreement with
     organization   Chaconia Financial Services, Inc., the Fund's distributor.
                    The broker-dealer organization is responsible for sending your purchase order to the Fund's transfer agent. Please keep in mind that your broker-dealer may charge additional fees for its services.

     By mail You can purchase shares of the Fund through the Fund's transfer agent, Firstar Mutual Fund Services, LLC. To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that is included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to "Chaconia Income & Growth Fund." No third party checks will be accepted. If your check is returned for any reason, a $25 fee will be assessed against your account.

                    Regular Mail                             Overnight Delivery
                    ------------                             ------------------
                    Chaconia Income & Growth Fund            Chaconia Income & Growth Fund
                    c/o Firstar Mutual Fund Services, LLC    c/o Firstar Mutual Fund Services, LLC
                    P.O. Box 701                             615 E. Michigan Street, Third Floor
                    Milwaukee, Wisconsin 53201-0701          Milwaukee, Wisconsin  53202

                    NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.

     By telephone   To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Fund toll free at 1-800-368-3322 (or 1-868-624-8648 for non-U.S. residents)
                    and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House
                    (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

     By wire To open an account or to make additional investments by wire, call 1-800-368-3322 to notify the Fund of the incoming wire using the wiring instructions below:

                         Firstar Bank, N.A.
                         Milwaukee, WI  53202
                         ABA #:  042000013
                         Credit:  Firstar Mutual Fund Services, LLC
                         Account #:  112-952-137
                         Further Credit: Chaconia Income & Growth Fund
                                         (your name or the title on the account)
                                         (your account #)

     Through an     Once your account has been opened, you may purchase shares
     automatic      of the Fund through an Automatic Investment Plan ("AIP").
     investment     You can have money automatically transferred from your
     plan           checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the transfer agent has received your request.


How do You Sell Shares of the Fund?

Methods of Selling

     Through a      If you purchase your shares through a broker-dealer or other broker/dealer  financial organization, your redemption order may be placed
     organization   through the same organization. The organization is
                    responsible for sending your redemption order to the Fund's transfer agent on a timely basis. Please keep in mind that your broker-dealer may charge additional fees for its services.

     By mail If you purchased your shares through the Fund's transfer agent, you should send your written redemption request to the address below. Your request should contain the Fund's name, your account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all account holders sign the letter. Additional documents are required for shareholders that are corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).

                    Regular Mail                            Overnight Delivery
                    ------------                            ------------------
                    Chaconia Income & Growth Fund           Chaconia Income & Growth Fund
                    c/o Firstar Mutual Fund Services, LLC   c/o Firstar Mutual Fund Services, LLC
                    P.O. Box 701                            615 E. Michigan Street, Third Floor
                    Milwaukee, Wisconsin 53201-0701         Milwaukee, Wisconsin 53202

                    The Fund's transfer agent may require a signature guarantee for certain redemption requests such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

     By telephone   If you are authorized to perform telephone transactions
                    (either through your account application form or by subsequent arrangement in writing to the Fund's transfer agent) you may redeem shares in any amount, but not less than $100, by calling 1-800-368-3322 (or 1-868-624-8648 for
                    non-U.S. residents). A signature guarantee is required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded.

     By wire To redeem shares by wire, call the Fund at 1-800-368-3322 and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The transfer agent charges a $15 outgoing wire fee.

When Redemption Proceeds are Sent to You

          Your shares will be redeemed at the NAV next determined after the transfer agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

          All requests received in good order by the transfer agent before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time) will normally be wired to the bank you indicate or mailed on the following day to the address of record. In no event will proceeds be wired or a check mailed more than 7 calendar days after the Fund receives your redemption request.

          If you purchase shares using a check and soon after request a redemption, the Fund's transfer agent will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

          The Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value during any 90-day period for any one shareholder. The Fund reserves the right to pay other redemptions, either total or partial, by a distribution in kind of readily marketable securities (instead of cash) from the Fund's portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

Redemption Requests in Good Order

          When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

          o the name of the Fund:      Chaconia Income & Growth Fund

          o the dollar amount or the number of shares to be redeemed

          o signatures of all registered shareholders exactly as the shares are registered

          o the account number

Accounts with Low Balances

          Due to the high cost of maintaining accounts with low balances, the Fund may mail you a notice if your account falls below $250 requesting that you bring the account back up to $250 or close it out. If you do not respond to the request within 30 days, the Fund may close the account on your behalf and send you the proceeds.

Share Certificates

          If there are certificates representing your shares, endorse the certificates or execute a stock power exactly as your shares are registered. Send the endorsed certificate (or executed stock power) together with your redemption request made in good order to the above address.

What About Dividend and Capital Gain Distributions?

          The Fund intends to pay dividends and capital gains distributions, if any, on an annual basis. Unless you elect otherwise, dividend and capital gains distributions will be paid in additional shares of the Fund. You may elect to receive dividends and distributions by notifying the Fund in writing. You may make this election on the Account Application. You may change your election by writing to the Fund's transfer agent or by calling 1-800-368-3322.

What About Taxes?

          The Fund intends to qualify and elects to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

          A distribution will be treated as though paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

          Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by the Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

          By law, the Fund must withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct certified social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

          The interest and dividends payable on certain foreign securities, including those comprising an ADR, may be subject to foreign withholding taxes. Paying foreign withholding taxes may reduce the net amount of income paid to a Fund and the amount available for distribution to the Fund's shareholders.

Financial Highlights

          The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years of operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report which is available upon request.

                                       The Chaconia Income & Growth Fund
                                       For the Years Ended December 31,
                                        -------------------------------

                                                         2000          1999       1998        1997       1996
                                                         ----          ----       ----        ----       ----
Net asset value, beginning of year.............        $12.34        $12.47     $11.47      $10.44     $12.13

Income from Investment Operations:
Net investment income.........................           0.07          0.14       0.11        0.08       0.13
Net realized and unrealized gain (loss)
   on investments ............................          (1.77)         0.20       1.71        2.00       0.55
                                                        ------         ----       ----        ----       ----
Total from investment operations..............          (1.70)         0.34       1.82        2.08       0.68
                                                        ------         ----       ----        ----       ----

Less distributions:
Net investment income.........................          (0.07)        (0.14)     (0.11)      (0.09)     (0.17)
In excess of net investment income............           0.00          0.00       0.00        0.00      (0.01)
From net realized gains.......................           0.00         (0.33)     (0.71)      (0.96)     (2.15)
In excess of net realized gains...............           0.00          0.00       0.00        0.00      (0.04)
                                                         ----          ----       ----        ----      -----
Total distributions...........................          (0.07)        (0.47)     (0.82)      (1.05)     (2.37)
                                                        ------        -----     ------      ------     ------
Net asset value, end of year..................         $10.57        $12.34     $12.47      $11.47     $10.44
                                                       ======        ======     ======      ======     ======
Total return..................................         (13.76)%        2.73%     15.87%      19.98%      5.61%

Ratios and supplemental data:
Net assets, end of period (000s)..............        $43,260       $62,900    $43,762     $18,500    $10,132

Ratios to average net assets:
Expenses......................................           1.94%         1.73%      1.99%       2.55%      2.84%
Net investment income.........................           0.54%         1.19%      1.21%       0.98%      1.03%

Portfolio turnover rate.......................          62.44%        65.75%     41.23%      35.04%     72.91%

Investment Adviser
Earnest Partners, LLC
75 Fourteenth Street, Suite 2300
Atlanta, Georgia  30309


Distributor
Chaconia Financial Services, Inc.
36 Boylston Avenue
Providence, Rhode Island  02906


Independent Accountants
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin  53202


Legal Counsel
Foley & Lardner
777 East Wisconsin Avenue
Milwaukee, Wisconsin  53202


Custodian
Firstar Bank, N.A
425 Walnut Street
Cincinnati, Ohio  45202


Administrator, Transfer Agent and Fund Accountant
Firstar Mutual Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

          To learn more about the Fund you may want to read the Statement of Additional Information (or "SAI") dated April 30, 2001, which contains additional information about the Fund. The Fund's SAI is incorporated by reference into this Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

          You also may learn more about the Fund's investments by reading the annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during its last fiscal year.

          The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling 1-800-368-3322.

          Prospective investors and shareholders who have questions about the Funds may call the above number, write to the address below, or visit our website also shown below:

               Chaconia Income & Growth Fund
               c/o Firstar Mutual Fund Services, LLC
               615 East Michigan Street, Third Floor
               Milwaukee, WI  53202
               www.ttutc.com

          The general public can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Chaconia Income & Growth Fund are also available on the EDGAR Database at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov. or by writing to Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102. Please refer to the Securities Act and Investment Company Act File Nos. 33-37426 and 811-6194 when seeking information about the Chaconia Income & Growth Fund from the Securities and Exchange Commission.


                                                      1940 Act File No. 811-6194

                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 30, 2001




                    THE CHACONIA INCOME AND GROWTH FUND, INC.

                        The Chaconia Income & Growth Fund





          This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Chaconia Income & Growth Fund dated April 30, 2001. Requests for copies of the prospectus should be made in writing or by calling the below address or telephone number.

          The financial statements are incorporated by reference from the Annual Report dated December 31, 2000 (File Nos. 33-37426 and 811-6194), as filed with the Securities and Exchange Commission ("SEC") on March 13, 2001. Shareholders may obtain a copy of the Annual Report, without charge, by calling 1-800-368-3322.



                          CHACONIA INCOME & GROWTH FUND
                      c/o Firstar Mutual Fund Services, LLC
                       615 E. Michigan Street, Third Floor
                               Milwaukee, WI 53202
                                 1-800-368-3322

                        THE CHACONIA INCOME & GROWTH FUND

                                Table of Contents
                                                                        Page No.
                                                                         -------

GENERAL INFORMATION AND HISTORY................................................3

INVESTMENT RESTRICTIONS........................................................4

INVESTMENT CONSIDERATIONS......................................................5

DIRECTORS AND OFFICERS........................................................11

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................13

OWNERSHIP OF MANAGEMENT.......................................................13

FUND MANAGER AND ADMINISTRATOR................................................13

CODE OF ETHICS................................................................15

DISTRIBUTOR, DISTRIBUTION PLAN AND SERVICE FEES...............................15

SHAREHOLDER SERVICING FEE.....................................................16

DETERMINATION OF NET ASSET VALUE..............................................16

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES...................................17

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................17

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................18

PERFORMANCE AND YIELD INFORMATION.............................................20

INDEPENDENT ACCOUNTANTS.......................................................21

FINANCIAL STATEMENTS..........................................................21

Appendix DESCRIPTION OF SECURITIES RATINGS....................................22

                         GENERAL INFORMATION AND HISTORY

          The Chaconia Income and Growth Fund, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Company is a Maryland corporation, incorporated on October 24, 1990. The Company currently consists of two series:
Chaconia Income & Growth Fund (the "Fund") and the Chaconia ACS Fund.

Description of Shares, Voting Rights and Liabilities
----------------------------------------------------

          The Company's capital stock consists of a single class of common stock, which is divisible into an unlimited number of series or classes. Each Fund of the Company represents a separate series of common stock. The authorized capital stock consists of 10,000,000 shares of common stock, of which 8,000,000 are allocated to the Fund and 2,000,000 are allocated to the Chaconia ACS Fund. The Company's Board of Directors is authorized to divide the unissued shares into one or more additional classes of common stock (which may be referred to as portfolios, funds or series), each class representing a separate, additional Company portfolio, and to fix the number of shares in any such class or series.

          Shares of all classes will have identical voting rights, except where by law, certain matters must be approved by a majority of the shares of the affected class. Each share of any class of shares when issued has equal dividend, liquidation and voting rights within the class for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate.

          There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at net asset value, at the option of the shareholder.

          The shares have noncumulative voting rights which means that the holders of more than 50% of the shares can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Company does not usually issue certificates evidencing the Fund's shares.

          The Company is not required to hold annual meetings of shareholders. Special meetings of shareholders will be held for the consideration of proposals requiring shareholder approval by law, such as changing fundamental policies or upon the written request of 25% of the Company's outstanding shares. The directors will promptly call a meeting of shareholders to consider the removal of a director or directors when requested to do so by the holders of not less than 10% of the outstanding shares and that shareholders will receive communication assistance in connection with calling such a meeting. At any meeting of shareholders duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of at least two-thirds of the votes entitled to be cast thereon, remove any director or directors from office, with or without cause, and may elect a successor or successors to fill any resulting vacancies for the unexpired term of the removed director.

Shareholder Approval
--------------------

          Other than the election of directors, which is by plurality, any matter for which shareholder approval is required by (1) the Maryland General Corporation Law, requires the affirmative vote of at least a majority of all votes cast at a meeting at which a quorum is present and (2) the 1940 Act, requires the affirmative vote of at least a "majority" (as defined by the 1940
Act) of the outstanding voting securities of the Company entitled to vote at a meeting called for the purpose of considering such approval.

          Pursuant to the Company's Articles of Incorporation, the presence in person or by proxy of the holders of one-third of the outstanding voting securities entitled to vote at a meeting of shareholders shall constitute a quorum for the transaction of any business at all meetings of the shareholders except as otherwise provided by law or in the Articles of Incorporation. The 1940 Act defines a majority as the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares.

                             INVESTMENT RESTRICTIONS

          The Fund has adopted the following investment restrictions, which are matters of fundamental policy. The Fund's fundamental investment policies cannot be changed without approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

          The Fund may not:

          1. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions.

          2. Make short sales of securities or maintain a short position and may not purchase or write options on securities, indices, foreign currencies or futures.

          3. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 5% of its total assets (not including the amount borrowed) and will not purchase securities while borrowings in excess of 5% of the value of its total assets are outstanding.

          4. Buy or sell commodities or commodity contracts including futures contracts or buy or sell real estate or interests in real estate (although it may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate).

          5. Make loans (except for purchases of publicly traded debt securities consistent with the Fund's investment policies).

          6. Make investments for the purpose of exercising control or management.

          7. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolios), exclusive of purchases of restricted securities (i.e., securities that must be registered under the Securities Act of 1933 before they may be offered or sold to the public) if such purchases at the time thereof would not cause more than 15% of the value of the Fund's net assets to be invested in all such restricted or illiquid assets.

          8. Invest 25% or more of its total assets at the time of purchase in any securities of issuers in one industry. U.S. Government securities are excluded from this restriction.

          The Fund observes the following restrictions as a matter of operating policy but not fundamental policy, pursuant to positions taken by federal and state regulatory authorities:

          The Fund may not:

          1. Invest more than 15% of its net assets in (i) securities which are restricted or for which market quotations are not readily available; (ii) fixed time deposits subject to withdrawal penalties (other than overnight deposits); and (iii) repurchase agreements having a maturity of more than seven days.

          2. Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer.

          3. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or director of the Fund or its investment manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

          4. Invest more than 5% of the value of its net assets in warrants (included, in that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange).

          5. Invest in any security if as a result the Fund would have more than 5% of its total assets invested in securities of companies that together with any predecessor have been in continuous operation for fewer than three years.

          6. Invest in real estate limited partnerships, or oil, gas and other mineral leases.

          As a general rule, the percentage limitation referred to in these restrictions apply only at the time of investment. A later increase or decrease in a percentage that results from a change in value in the portfolio securities held by the Fund will not be considered a violation of such limitation, and the Fund will not necessarily have to sell a portfolio security or adjust its holdings in order to comply.

                            INVESTMENT CONSIDERATIONS

          The Fund is an open-end, diversified investment company. As a diversified investment company, the Fund will not violate any of the above investment restrictions and will meet the requirement that: (a) as to 75% of its total assets, it will not invest more than 5% of its total assets in the securities of any one issuer, and (b) it will not invest more than 25% of its total assets in any one industry. As detailed in the Prospectus, the Fund's investment objective is to produce high current income and capital appreciation and current income. The Fund's investment objectives are fundamental objectives and therefore may not be changed without the approval of shareholders.

          The following paragraphs provide a more detailed description of the investment policies and risks of the Fund than identified in the Fund's Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Company's Board of Directors.

Common and Preferred Stock

          Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Foreign Equities

          The Fund's investments in the securities of foreign issuers may include both securities of foreign corporations and securities of foreign governments and their political subdivisions.

          The Fund may invest in foreign securities directly, or through American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as Global Depositary Receipts and European Depositary Receipts. Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities, as well as securities of issuers that have significant operations or assets outside of the U.S., involve certain inherent risks generally associated with investments in foreign securities, including the following:

          Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as that of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners, could have a significant adverse effect upon the securities markets of such countries.

          Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities held by the Fund, denominated in that currency. Such changes will also affect the Fund to the extent it is invested in ADRs comprised of foreign securities.

          Taxes. The interest and dividends payable on certain foreign securities, including those comprising an ADR, may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may ultimately be available for distribution to the Fund's shareholders.

Securities Subject to Reorganization
------------------------------------

          The Fund may invest in both debt and equity securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Fund's manager, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Fund, thereby increasing its brokerage and other transaction expenses.

Debt Securities
---------------

          The Fund may invest in debt securities, including those convertible into common stocks. Debt purchased by the Fund, will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category
(BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

          Debt Securities Ratings. The ratings of Standard & Poor's, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

          The payment of principal and interest on most debt securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

          Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The managers will consider such an event in determining whether the Fund involved should continue to hold the security. For a more detailed description of ratings, see the Appendix.

Warrants and Rights
-------------------

          The Fund may invest up to 5% of its net assets in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price during or at the end of a specific period of time. The Fund will not invest more than 2% of its total assets in warrants or rights that are not listed on the New York or American Stock Exchange. For purposes of this investment policy, a warrant is defined as a certificate giving the holder the right to purchase securities at a stipulated price within a specific time limit or perpetually. Sometimes a warrant is offered with securities as an inducement to buy. The prices of warrants do not necessarily correlate with the prices of the underlying securities.

When Issued, Delayed Delivery Securities and Forward Commitments
----------------------------------------------------------------

          The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

Borrowing
---------

          The Fund may not borrow money except for (1) short-term credits from banks as may be necessary for the clearance of portfolio transactions and (2) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests, which would otherwise require the untimely disposition of its portfolio securities. Borrowing for any purpose including redemptions may not, in the aggregate, exceed 5% of total assets after giving effect to the borrowing and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets after giving effect to the borrowing. The Fund's investment manager will not purchase securities when borrowings exceed 5% of total assets. The Fund may mortgage, pledge or hypothecate assets to secure such borrowings.

Loans of Portfolio Securities
-----------------------------

          To increase income, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions if (1) the loan is collateralized in accordance with applicable regulatory requirements, (2) the loan is subject to termination by the Fund at any time, (3) the Fund receives reasonable interest or fee payments on the loan, (4) the Fund is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value of all loaned securities to exceed 33% of the value of the Fund's assets.

U.S. Government Securities
--------------------------

          The U.S. Government securities in which the Fund may invest include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States, such as Government National Mortgage Association ("GNMA") certificates, securities that are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks, and securities supported solely by the creditworthiness of the issuer, such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") securities.

          The Fund may invest in mortgage-backed securities issued or guaranteed by GNMA, FNMA or FHLMC and representing undivided ownership interests in pools of mortgages. The mortgages backing these securities include, among others, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The U.S. Government or the issuing agency guarantees the payment of the interest on and principal of these securities. The guarantees do not extend to the securities' yield or value, however, which are likely to vary inversely with fluctuations in interest rates, and, the guarantees do not extend to the yield or value of the Fund's shares. These securities are in most cases "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. The principal amounts of such underlying mortgages generally may be prepaid in whole or in part by the mortgagees at any time without penalty and the prepayment characteristics of the underlying mortgages may vary. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund will reinvest the prepaid amounts in other income producing securities, the yields of which will reflect interest rates prevailing at the time. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

The Schemes of the Trinidad and Tobago Unit Trust Corporation
-------------------------------------------------------------

          The Unit Trust Corporation was created by the Unit Trust Corporation of Trinidad and Tobago Act, 1981 (Republic of Trinidad and Tobago Act No. 26 of
1981). The Unit Trust Corporation's main office is located in the City of Port-of-Spain, Trinidad. The Unit Trust Corporation is an entity whose purpose is to provide financial services such as investment vehicles, merchant banking, credit cards, and foreign exchange services to the citizens of Trinidad and Tobago. The affairs of the Unit Trust Corporation are managed by a separate and distinct board of directors.

          The Schemes of the Trinidad and Tobago Unit Trust Corporation are investment companies as defined under the 1940 Act managed by the Unit Trust Corporation. The assets of the Schemes of the Trinidad and Tobago Unit Trust Corporation are predominantly invested in equity securities of Trinidad and Tobago corporations, and in fixed income securities of those corporations, as well as in Trinidad and Tobago government securities. As of December 31, 2000, the two Schemes of the Trinidad and Tobago Unit Trust Corporation had an aggregate of approximately $551,762,538 (U.S. dollars) under management and approximately 312,000 unitholders. The financial records of the Unit Trust Corporation are examined and audited by the Auditor General of Trinidad and Tobago. The financial statements and records of the Unit Trust Corporation are prepared in accordance with the Trinidad and Tobago Accounting Standards and are reported in Trinidad and Tobago dollars.

          The 1940 Act limits the extent to which the Fund may purchase equity securities of the Schemes of the Trinidad and Tobago Unit Trust Corporation or any other investment companies. No more than 10% of the Fund's total assets may be used to purchase any securities of investment companies. The Fund will not purchase more than 3% of the total outstanding voting stock of an investment company nor purchase securities of an investment company having an aggregate value in excess of 5% of the value of the total assets of the investment company. As of December 31, 2000, the Fund owned 1.33% of the value of the total assets of the First Unit Scheme of the Trinidad and Tobago Unit Trust Corporation.

Temporary Investments

          Under normal market conditions, the Fund may have money received from the purchase of Fund shares, or money received on the sale of other portfolio securities for which suitable investments consistent with the Fund's investment objectives are not immediately available. In that case, the Fund may have such monies invested in cash or cash equivalents. In addition, the Fund is permitted, but does not normally intend to maintain all or a portion of its assets in cash or cash equivalents for temporary defensive purposes during abnormal market conditions. To earn income on this portion of their assets, the Fund may invest in "money market instruments," a term that includes, among other things, U.S. government obligations, cash, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of thirteen months or less. These investments are also used to help meet anticipated redemption requests or if other suitable securities are unavailable. The Fund may reduce its holdings in equity and other securities and may invest in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, or multicurrency units) for temporary defensive purposes, during periods in which the managers believe changes in economic, financial or political conditions make it advisable.

          Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Investments in money market obligations of foreign banks or foreign branches of U.S. banks entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by the Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of the Fund's total assets at the time of purchase. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

          Investments by the Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's, Moody's or similar rating by another nationally recognized rating agency. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the managers at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

          The Fund may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund invests in variable amount master demand notes only when the manager deems the investment to involve minimal credit risk.

                             DIRECTORS AND OFFICERS

          The overall management of the business and affairs of the Company is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to it. The day-to-day operations of the Company are delegated to its officers, subject to the investment objectives and policies of the Company and to general supervision by the Board of Directors.

          The Board of Directors is presently comprised of five members, four of whom reside outside the United States. Directors Clarry Benn, Judy Chang, Renrick Nickie and Roosevelt Williams are residents of the Republic of Trinidad and Tobago. Judy Chang serves as Chair of the Board of Directors. Clarry Benn and Renrick Nickie also serve as executive officers of the Company.

          The Maryland General Corporation Law subjects all directors and officers of the Company to fiduciary duties for the lawful management of the Company's organization and operation, including federal and state securities laws. Investors in the Fund may not be able to effect service of process within the United States upon the Company's nonresident directors and officers for the enforcement of civil liabilities under federal and state securities laws. The Company has appointed an agent for service of process in the states where the Company has registered its securities for offer and sale.

          The United States and the Republic of Trinidad and Tobago are not parties to a convention governing the mutual recognition and enforcement of foreign money judgments. Investors in the Fund may not be able to enforce a United States or Trinidad and Tobago court judgment against nonresident directors and officers of the Corporation.

          The names of each director and officer of the Company, their business addresses and principal occupations during the past five years are listed on the table below. Directors deemed to be "interested persons' of the Company for purpose of the 1940 Act are indicated by an asterisk.

----------------------------------------------------------------------------------------------------------------------
Name and Address                    Age      Position(s) Held        Principal Occupation During
                                             With Registrant         Last Five Years
----------------------------------------------------------------------------------------------------------------------
*Judy Y. Chang                      57       Director and Chairman   Chairman of Trinidad and Tobago Unit Trust
Trinidad and Tobago Unit Trust                                       Corporation, 8-97 to Present; Consultant, 7-97
Corporation                                                          to Present; Chairman and Director, Chaconia
82 Independence Square                                               Financial Services, Inc., 12-97 to Present;
Port-of-Spain                                                        Chairman and Director, Chaconia Fund Services,
Trinidad and Tobago, West Indies                                     Inc., 12-97 to Present; Partner, Price
                                                                     Waterhouse, 1-80 to 6-97.
----------------------------------------------------------------------------------------------------------------------
*Clarry Benn                        58       Director and President  Executive Director of Trinidad and Tobago Unit
Trinidad and Tobago Unit Trust                                       Trust Corporation, 9-96 to Present; President
Corporation                                                          and Director, Chaconia Financial Services,
82 Independence Square                                               Inc., 12-97 to Present; President and Director,
Port-of-Spain                                                        Chaconia Fund Services, Inc., 12-97 to Present;
Trinidad and Tobago, West Indies                                     Executive Manager, Investments and Financial
                                                                     Trust Acounting, 8-92 to 8-96.
----------------------------------------------------------------------------------------------------------------------
*Renrick Nickie                     55       Director, Vice          Executive Manager, Marketing and Operations,
Trinidad and Tobago Unit Trust               President and           Trinidad and Tobago Unit Trust Corporation,
Corporation                                  Treasurer               8-92 to Present; Director, Chaconia Financial
82 Independence Square                                               Services, Inc., 12-97 to Present; Vice
Port-of-Spain                                                        President, Treasurer and Director, Chaconia
Trinidad and Tobago, West Indies                                     Fund Services, Inc., 12-97 to Present;.
----------------------------------------------------------------------------------------------------------------------
Dr. John A. Cole                    54       Independent Director    Dean of the School of Professional Programs,
400 Chimney Hill Road                                                8-98 to Present, Benedict College; Visiting
Columbia, SC 29209                                                   Professor of Finance, 8-97 to 8-98, University
                                                                     of North Carolina at Charlotte; Professor
                                                                     of Finance, 8-95 to Present, South Carolina State
                                                                     University; Associate Professor of Finance, 8-89
                                                                     to 7-95, Florida A&M University.
----------------------------------------------------------------------------------------------------------------------
Dr. Roosevelt J. Williams           58       Independent Director    Director, Cipriani College of Labour and
Cipriani College of Labour and                                       Cooperative Studies, 8-97 to Present; Education
Cooperative Studies                                                  Consultant, 1-96 to 7-97; Professor at Howard
Churchill Roosevelt Highway                                          University, 1989 to 12-95.
Valsayn, Trinidad and Tobago,
West Indies
----------------------------------------------------------------------------------------------------------------------
Ulice Payne, Jr.+                   45       Secretary               Attorney and Partner, Foley & Lardner, 2-98 to
Foley & Lardner                                                      Present; Attorney and Shareholder Reinhart,
777 East Wisconsin Avenue                                            Boerner, Van Deuren, Norris & Rieselbach, S.C.,
Suite 3700                                                           2-90 to 2-98.
Milwaukee, WI  53202
----------------------------------------------------------------------------------------------------------------------
* This director is an "interested person" of the Company as that term is defined under the 1940 Act.
+ Mr. Payne does not receive any compensation for serving as Secretary of the Company.  Last year, the Company paid
$135,879 to Foley & Lardner for legal services.

          The Company pays each director $500 per board meeting attended. Directors also are reimbursed by the Company for any expenses incurred in connection with attendance at the meetings. The table below sets forth the compensation paid by the Fund to each of the directors of the Fund during the fiscal year ended December 31, 2000:

                                                     COMPENSATION TABLE
---------------------------------------------------------------------------------------------------------------------
       Name of Person               Aggregate            Pension or         Estimated Annual     Total Compensation
                                Compensation From        Retirement          Benefits Upon       from Company Paid
                                     the Fund         Benefits Accrued         Retirement           to Directors
                                                     As Part of Company
                                                          Expenses
---------------------------------------------------------------------------------------------------------------------
Judy Y. Chang *                       $2,000                 $0                    $0                  $2,000

Clarry Benn *                         $2,000                 $0                    $0                  $2,000

Renrick Nickie *                      $2,000                 $0                    $0                  $2,000

John A. Cole                          $2,000                 $0                    $0                  $2,000

Roosevelt J. Williams                 $2,000                 $0                    $0                  $2,000

---------------------------------------------------------------------------------------------------------------------
*This director is an "interested person" as that term is defined under the 1940 Act.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          "Principal shareholders" are persons that beneficially or of record own 5% or more of the Fund's outstanding shares. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of March 31, 2000, there were no principal shareholders or control persons of the Fund.

                             OWNERSHIP OF MANAGEMENT

          As of March 31, 2000 all directors and officers of the Company as a group owned approximately 16,497 shares or 0.43% of the Fund's outstanding shares.

                         FUND MANAGER AND ADMINISTRATOR

Fund Manager
------------

          Subject to supervision by the Board of Directors, investment management services are provided to the Fund by Earnest Partners, LLC (the "Manager") pursuant to an investment management agreement executed by the Fund on June 20, 2000 ("Management Contract"). The Manager began managing the Fund's assets on July 5, 2000. Prior to that date, the Fund was managed by INVESCO Capital Management, Inc.

          Under the Management Contract, the Manager provides a continuous investment program for the Fund and makes decisions and places orders to buy, sell or hold particular securities and futures. The Manager also supervises all matters relating to the operation of the Fund and provides clerical staff, office space, equipment and services. As compensation for its services, the Manager receives a monthly fee at an annual rate of the greater of $50,000 or
0.75 of 1% on first $10 million, 0.50 of 1% on next $10 million and 0.25 of 1% over $20 million of the Fund's average daily net assets.

The fee arrangement is the same as those earned by the prior investment adviser. The following table indicates the advisory fees that the Fund would have paid during the last three fiscal year ends:

                                                       Advisory Fees Paid to:
--------------------------------------------------------------------------------
For Fiscal Year Ended:      INVESCO Capital              Earnest Partners, LLC
                            Management, Inc.
--------------------------------------------------------------------------------
December 31, 2000                $110,592                       $98,772
--------------------------------------------------------------------------------
December 31, 1999                $216,700                         N/A
--------------------------------------------------------------------------------
December 31, 1998                $147,275                         N/A
--------------------------------------------------------------------------------

          A special meeting of Shareholders was held on June 20, 2000, at which time shareholders voted to approve the Management Contract. The Management Contract was also approved by the Board of Directors and by a majority of the directors who neither are interested persons of the Fund nor have any direct or indirect financial interest in the Management Contract or any agreement related thereto.

          The Manager is a Georgia limited liability company organized on December 22, 1997, and has been registered as an investment adviser with the SEC since January 12, 1999. The Manager is a wholly owned subsidiary of Earnest Holdings, LLC, a Delaware limited liability company. The principal executive office of Earnest Holdings, LLC is located at the same address as the Manager. As of December 31, 2000, the Manager had $2.45 billion in assets under management. The Manager provides investment counsel, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations, and corporations.

          The Management Contract shall be specifically approved at least annually (i) by a majority vote of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. The Management Contract will remain in effect until terminated by either party. The Management Contract is terminable by vote of the Board of Directors or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 30 days' written notice to the Manager. The Management Contract also may be terminated by the Manager on 30 days' written notice to the Fund. The Management Contract terminates automatically upon its assignment (as defined in the 1940 Act).

          Under the Management Contract, the Manager will not be liable to the Fund for any error of judgment by the Manager or any loss sustained by the Fund except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Administrator
-------------

          Effective November 13, 2000, Firstar Mutual Fund Services, LLC (the "Administrator") located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as administrator to the Fund pursuant to an agreement with the Fund (the "Administrative Services Agreement"). Pursuant to the Administrative Services Agreement, subject to the overall authority of the Board of Directors in accordance with Maryland law, the Administrator assists in the Fund's administration and operation, including, but not limited to, the preparation of statistical and research data, data processing services, preparation of management reports for performance and compliance, as well as prepare and maintain the Fund's operating expense budget. Prior to November 13, 2000, American Data Services ("ADS") provided administrative services to the Fund. Over the last three fiscal years, the Fund paid the following amounts in administrative fees:

                                   Administrative Fees Paid to:
--------------------------------------------------------------------------------
Fiscal Year Ended             ADS                 Firstar Mutual Fund Services
                  (May 11, 1993 - Nov. 13, 2000) (Nov. 13, 2000 - Dec. 31, 2000)
--------------------------------------------------------------------------------
December 31, 1998           $65,161                          N/A
--------------------------------------------------------------------------------
December 31, 1999           $83,431                          N/A
--------------------------------------------------------------------------------
December 31, 2000           $91,979                         $6,667
--------------------------------------------------------------------------------

Custodian
---------

          Firstar Bank, N.A., Firstar Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Fund. As such, Firstar Bank holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Corporation. Firstar Bank does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

                                 CODE OF ETHICS

          The Company, the Manager, and the Fund's principal underwriter have adopted a joint code of ethics pursuant to Rule 17j-1 under the 1940 Act. The code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Fund. The code of ethics prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund.

                 DISTRIBUTOR, DISTRIBUTION PLAN AND SERVICE FEES

Distributor
-----------

          Chaconia Financial Services, Inc. (the "Distributor"), an affiliate of the Trinidad and Tobago Unit Trust Corporation and the Manager, is the distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Agreement"), between the Company and the Distributor dated May 17, 2000. The Agreement was approved by the Board of Directors on May 17, 2000. The Distributor is a broker-dealer and member of the National Association of Securities Dealers, Inc. since February 9, 1993. Shares of the Fund are offered on a continuous basis. The Agreement provides that the Distributor, as agent in connection with the distribution of shares of the Fund, will use its best efforts to distribute such shares. The Distributor's address is 36 Boylston Avenue, Providence, Rhode Island, 02906.

Distribution Plan
-----------------

          The Board of Directors has re-approved a Distribution Plan applicable to the Fund under Section 12(b) and Rule 12b-1 of the 1940 Act on May 17, 2000. Pursuant to the Plan, registered broker-dealers and others ("Qualified Recipients") that have rendered distribution assistance (whether direct, administrative or both) and that enter into written agreements with the Fund may receive fees not to exceed 0.50% for the Fund. In addition, the Fund will purchase advertising, sales literature, other promotional material and marketing services. The Fund will reimburse the Managers and Qualified Recipients for these expenditures, including interest expenses and other overhead items, during a fiscal year of the Fund, up to a limit of 0.50 of 1% on an annual basis of the Fund's average daily net assets, subject to compliance with guidelines adopted from time to time by the Board of Directors.

          No reimbursements under the Plan will be made for expenditures or fees for fiscal years prior to the fiscal year in question or in contemplation of future fees or expenditures.

          During the fiscal year ended December 31, 2000, the Fund incurred distribution costs of $268,795 all of which was spent on advertising and promotional activities, including printing and mailing of prospectuses to other than current shareholders.

                            SHAREHOLDER SERVICING FEE

          In addition to payments received pursuant to the Plan, Qualified Recipients which are selected dealers may receive a service fee in the amount of 0.25% of each shareholder account opened with the Fund as a result of a sale made by them of the Fund's shares. The service fee is paid by the Fund to the Qualified Recipient for the personal service and/or maintenance of shareholder accounts; and the Qualified Recipient may receive commissions on the Fund's portfolio transactions subject to the provisions of the Management Contract.

                        DETERMINATION OF NET ASSET VALUE

          The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "Exchange") (currently 4 p.m. Eastern time) each business day. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be, open on the following days:
New Years Day, Martin Luther King, Jr.'s Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

          The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of the Fund's shares outstanding at such time. The Fund values its assets based on their current market value when market quotations are readily available. If such value cannot be established, assets are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

          Securities for which market quotations are not readily available are valued at fair market value as determined in good faith under procedures established by the Board of Directors. Short-term debt securities that mature in more than 60 days are valued at current market quotations. Short-term debt securities which mature in 60 days or less are valued at amortized cost if their term to maturity from the date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their term to maturity from the date of purchase exceeded 60 days, unless the Board of Directors determines that such valuation does not represent fair value.

          Following the calculation of security values in terms of currency in which the market quotation used is expressed ("local currency"), the valuing agent shall calculate these values in terms of United States dollars on the basis of the conversion of the local currencies (if other than U.S.) into United States dollars at the rates of exchange prevailing at the value time as determined by the valuing agent. The value of other property owned by the Fund shall be determined in a manner that, in the discretion of the valuing agent of the Fund, most fairly reflects fair market value of the property on such date.

          Trading in securities on European securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, European securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. The Fund calculates its net asset value per share and, therefore, effects sales, redemptions and repurchases of its shares, as of the close of the Exchange once on each day on which the Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined in good faith according to procedures adopted by the Board of Directors.

                   PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

          The procedure for purchasing shares of the Fund is summarized in the prospectus under "How do You Purchase Shares of the Fund" and the procedure for redemption of shares is summarized in the prospectus under "How do You Sell Shares of the Fund." Investors may now elect to purchase shares through the continuing automatic transfer plan as described in the prospectus.

          The Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value during any 90-day period for any one shareholder. The Fund reserves the right to pay other redemptions, either total or partial, by a distribution in kind of readily marketable securities (instead of cash) from the Fund's portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

          The Management Contract states that in connection with its duties to arrange for the purchase and the sale of securities and futures held in the portfolio of the Fund by placing purchase and sale orders for the Fund, the Manager shall select such registered broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Manager is authorized in the Management Contract to consider the reliability, integrity and financial condition of the brokers. The Manager is also authorized by the Management Contract to consider whether the brokers provide brokerage and/or research services to the Fund and/or other accounts of the Manager.

          The Management Contract states that the commissions paid to brokers may be higher than other brokers would have charged if a good faith determination is made by the Manager that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction on the Manager's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Manager shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Management Contract provides that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Manager shall be prepared to show that commissions paid (i) were for purposes contemplated by the Management Contract; (ii) were for products or services which provide lawful and appropriate assistance to its decision making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. The Manager also is authorized to consider sales of shares of the Fund and/or of any other investment companies for which the Manager acts as Manager as a factor in the selection of brokers to execute brokerage and principal transactions, subject to the requirements of "best execution," as defined above.

          The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Fund in the valuation of its investments. The research that the Manager receives for brokerage commissions, whether or not useful to the Fund, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Fund.

          The debt securities which will be the principal component of the Fund's portfolio are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Fund directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

          Brokerage commissions in Trinidad and Tobago, as in the U.S., are negotiable. Trinidad and Tobago brokers, which act as agent, and dealers, which act as principal, are subject to government regulation if they deal with public investors.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions
---------------------------

          Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, unless the shareholder elects otherwise, be paid on the payment date fixed by the Board of Directors in additional shares of the Fund having an aggregate net asset value as to the ex-dividend date of such dividend or distribution equal to the cash amount of such distribution. An election to receive dividends and distributions may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains. However, the Fund currently intends to pay dividends and capital gains distributions, if any, on an annual basis.

Taxes
-----

          The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"). The Fund has so qualified in each of its fiscal years. If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities if the Fund did not qualify as a regulated investment company under Subchapter M. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gain, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund. The Fund has net capital loss carryovers as follows:

                           Net Capital loss carryovers
                           ---------------------------
         From Year                    Amount                      Expires Year
--------------------------------------------------------------------------------
          2000                     $3,103,208                         2008

          The Fund intends to distribute at least 90% of its net investment income and net capital gains each fiscal year. Dividends from the Fund's net investment income, including short-term capital gains, are taxable to shareholders as ordinary income, while distributions from the Fund's net realized long-term capital gains are taxable as long-term capital gains regardless of the shareholder's holding period for the shares. Such dividends and distributions are taxable to shareholders, whether received in cash or additional shares of the Fund. A portion of the income distributions of the Fund may be eligible for the 70% dividends-received deduction for domestic corporate shareholders.

          Any dividend or capital gains distribution paid shortly after a purchase of shares of the Fund will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

          Redemptions of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the holding period. However, if a loss is realized on shares held for six months or less, and the shareholder received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

          The Fund may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividend payments and redemption proceeds if a shareholder fails to furnish the Fund with his social security number or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding.

          The Transfer Agent is required to send shareholders and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions (both taxable and tax-exempt) paid to shareholders during the preceding year. This statement should be kept as a permanent record. A fee may be charged for any duplicate information requested.

          This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors may also be subject to state and local taxes. Investors are urged to consult with their respective advisers for a complete review of the tax ramifications of an investment in a Fund.

                        PERFORMANCE AND YIELD INFORMATION

          The Fund may furnish data about its investment performance in advertisements, sales literature and reports to shareholders. "Total return" represents the annual percentage change in value of $10,000 invested at the maximum public offering price for the one year period and the life of the Fund through the most recent calendar quarter, assuming reinvestment of all dividends and distributions. The Fund may also furnish total return calculations for these and other periods based on investments at various sales charge levels or net asset value.

          Quotations of yield will be based on the investment income per share earned during a particular 30-day (or one month) period, less expenses accrued during the period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD =2[(a-b + 1)6 - 1]
                                -----------------
                                       c-d

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends and d = the maximum offering price per share on the last day of the period.

          Quotations of total return will reflect only the performance of a hypothetical investment in one of the Funds during the particular time period shown. The Fund's total return and current yield may vary from time to time depending on market conditions, the compositions of the Fund's portfolio and operating expenses. These factors and possible differences in the methods used in calculating yield should be considered when comparing the Fund's current yield to yields published for other investment companies and other investment vehicles. Total return and yield should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, total returns and yields may be higher or lower than past total returns and yields and there can be no assurance that any historical return or yield will continue.

          In connection with communicating its yield or total return to current or prospective shareholders, the Fund may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

          Quotations of the Fund's total return will represent the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund), and are calculated pursuant to the following formula:

                                P (1 + T)n = ERV

(where P = a hypothetical initial payment of $10,000, T = the average annual total return, n = the number of years and ERV = the redeemable value at the end of the period of a $10,000 payment made at the beginning of the period). All total return figures will reflect the deduction of Fund expenses (net of certain expenses reimbursed by the Manager) on an annual basis and will assume that all dividends and distributions are reinvested and will deduct the maximum sales charge, if any is imposed. The Fund's average annual compounded rate of return for the one year and five year and since inception is shown below.

                     Average annual returns ended 12/31/2000
         ------------------------------------------------------------------
         One Year                                 -13.76%
         ------------------------------------------------------------------
         5 Years                                    5.39%
         ------------------------------------------------------------------
         Since Inception*                           7.14%
         ------------------------------------------------------------------
         *The Fund commenced operations on May 11, 1993.

                             INDEPENDENT ACCOUNTANTS

          The Fund's independent accountants, PricewaterhouseCoopers LLP, Milwaukee, Wisconsin, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semiannual unaudited financial statements.

                              FINANCIAL STATEMENTS

          The financial statements for the Fund for the period January 1, 2000 through December 31, 2000 are incorporated herein by reference from the Fund's Annual Report, as filed with the SEC on March 13, 2001. A copy of the Annual Report for the Fund may be obtained without charge by contacting the Fund at the address located on the front of this SAI or by calling 1-800-368-3322.

                                    APPENDIX
                        DESCRIPTION OF SECURITIES RATINGS

          Standard & Poor's Corporation ("Standard & Poor's") Debt Ratings. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

          The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

          The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

          The ratings are based, in varying degrees, on the following considerations:

          I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

          II.       Nature of and provisions of the obligation;

          III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights;

          AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

          BBB - Debt rated BBB has an adequate capacity to pay interest and repay principal. Whereas such debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

          BB, B, CCC, CC - Debt rated BB, B, CCC or CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          Moody's Investors Service, Inc. ("Moody's") Bond Ratings.
          --------------------------------------------------------

          Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds which are Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rate A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          Moody's applies numerical modifiers 1, 2 and 3 in each of the foregoing generic rating classifications. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

          Standard & Poor's Commercial Paper Ratings. A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

          A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2. Capacity for timely payment on issues with this designation is satisfactory. However the relative degree of safety is not as high as for issuers designated "A-1".

          A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

          Moody's Short-Term Debt Ratings. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

          Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

          Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

          Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Description of Moody's Preferred Stock Ratings

          aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks. aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future. a: An issue which is rated a is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are nevertheless expected to be maintained at adequate levels. baa: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present, but may be questionable over great length of time. ba: An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class. b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small. caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment. ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with the little likelihood of eventual payment. c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P's Preferred Stock Ratings
--------------------------------------------

          AAA: This is the highest rating that may be assigned by S&P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations. AA: A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA. A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions. BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category. BB, B, CCC: Preferred stock rated BB, B and CCC are regarded on balance as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking Equity Fund payments but that is a nonpaying issue with the issuer in default on debt instruments.

          Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          This Fund has not commenced a public offering of its shares.



                                   PROSPECTUS
                            ___________________, 2001




                                    CHACONIA
                                    ACS Fund
                                     [LOGO]





                                  Sponsored by:
                    Trinidad & Tobago Unit Trust Corporation

                               P R O S P E C T U S
                            __________________, 2001

                                Chaconia ACS Fund


The Chaconia ACS Fund, otherwise known as the Fund, is a mutual fund seeking high current income and capital appreciation by investing mainly in equity and debt securities of companies and Governments located in territories of the Association of Caribbean States members, associate members and observers.




Please read this Prospectus and keep it for future reference. It contains important information, including information on how the Fund invests and the services it offers to shareholders.


Chaconia ACS Fund
c/o Firstar Mutual Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, WI 53202 1-800-368-3322 (U.S.)
1-868-624-8648 (non U.S. residents)
http://www.ttutc.com



--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

What are the Goals of the Fund?................................................1

What are the Principal Investment Strategies of the Fund?......................1

What are the Principal Risks of Investing in the Fund?.........................2

How has the Fund Performed?....................................................4

What are the Fund's Fees and Expenses?.........................................5

Who Manages the Fund?..........................................................6

How are the Fund's Shares Distributed?.........................................7

How is the Fund's Share Price Determined?......................................7

How do You Purchase Shares of the Fund?........................................8

How do You Sell Shares of the Fund?............................................9

What About Dividend and Capital Gain Distributions?...........................11

What About Taxes?.............................................................11

Financial Highlights..........................................................12

Risk/Return Summary
--------------------------------------------------------------------------------

What are the Goals of the Fund?

          The Chaconia ACS Fund is a mutual fund offered by Chaconia Income and Growth Fund, Inc. (the "Company"), an investment management company. The Fund is an open-end, diversified investment company. The goal of the Fund is high current income and capital appreciation.

What are the Principal Investment Strategies of the Fund?

          The Fund seeks to meet its objective by investing primarily in equity and debt securities of non-U.S. issuers domiciled and/or operating in the member, associate member and observer status countries of the Association of Caribbean States ("ACS"), (collectively, the "ACS countries"). The ACS countries whose issuers are eligible for the Fund's portfolio are as follows:

------------------------------------------------------------------------    ------------------------------------------
                              ACS Members                                             ACS Associate Member
------------------------------------------------------------------------    ------------------------------------------
Antigua and Barbuda                Haiti                                    Anguilla
The Bahamas                        Honduras                                 Aruba and the Netherlands
Barbados                           Jamaica                                  Antilles
Belize                             Nicaragua                                Bermuda
Colombia                           Panama                                   British Virgin Islands
Costa Rica                         St. Kitts and Nevis                      Cayman Islands
Dominica                           St. Lucia                                Montserrat
The Dominican Republic             St. Vincent and the Grenadines           Puerto Rico
El Salvador                        Suriname                                 Turks and Caicos Islands
Grenada                            Trinidad and Tobago                      United States Virgin Islands
Guatemala                          United States of Mexico                  The French Republic in respect of:
Guyana                             Venezuela                                         Guadeloupe
                                                                                     Guyane
                                                                                     Martinique
------------------------------------------------------------------------    ------------------------------------------
------------------------------------------------------------------------------------------------------
                                            ACS Observers
------------------------------------------------------------------------------------------------------
Republic of Argentina                                               Kingdom of Italy
Federative Republic of Brazil                                       Republic of Korea
Canada                                                              Kingdom of Morocco
Republic of Chile                                                   Republic of Peru
Republic of Ecuador                                                 Russian Federation
Arab Republic of Egypt                                              Kingdom of Spain
Kingdom of India                                                    Republic of Turkey
United Kingdom of Great Britain and Northern Ireland                Kingdom of the Netherlands
------------------------------------------------------------------------------------------------------

          Under normal circumstances, the Fund intends to invest at least 80% of its total assets in foreign debt securities, and foreign stocks and equity-related securities, including preferred stocks, warrants, convertible securities and other similar rights. The Fund may purchase securities of foreign issuers directly or in the form of ADRs, European Depositary Receipts, Global Depositary Receipts or other securities representing shares of non-U.S. issuers domiciled or operating in the ACS. European

Depositary Receipts and Global Depositary Receipts have the same qualities as ADRs except that they may be traded in European and/or other international trading markets.

          The Fund selects equity securities of companies in ACS countries that the Fund's portfolio manager believes are undervalued based on the current price relative to the long-term prospects of the company. The Fund's manager also considers a company's actual and prospective earnings, return on equity and assets to liabilities ratio when selecting stock.

          The Fund intends to diversify its holdings among several countries. Under normal market conditions, the Fund plans to have investments in the securities of issuers domiciled in not less than five ACS countries. The Fund does not have any limitations on the percentage of its assets that may be invested in securities primarily traded in any one ACS country. The Fund may invest in securities traded in mature markets (such as Japan, Canada, United States of America and the United Kingdom) as well as in less developed and emerging markets.

          Temporary Investments: In response to adverse market, economic, political or other conditions, the Fund may take temporary defensive positions allowing it to invest up to 100% of its total assets in cash or money market instruments (like U.S. Treasury Bills, commercial paper or commercial paper master notes). The Fund will be not able to achieve its investment objective to the extent that it invests in cash, money market instruments or other defensive instruments. When the Fund is not taking a temporary defensive position, it still may hold some cash and money market instruments in order to take advantage of investment opportunities, or so it can pay expenses and satisfy redemption requests.

          Portfolio Turnover Rate: The Fund does not attempt to achieve its investment objectives by frequent trading of securities. However, the Fund's turnover may increase due to economic, market or other factors that are not within the control of the Fund's management. It is expected that under normal market conditions, the annual portfolio turnover rate for the Fund will not exceed 100%. High rates of portfolio turnover entail certain costs, including increased taxable income for the Fund's shareholders. In general, the higher the turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs, and other transaction costs incurred. This, in turn, may have the effect of reducing the Fund's overall performance.

What are the Principal Risks of Investing in the Fund?

          The Fund is a suitable investment for investors with long-term investment goals. Like all mutual funds, investing in the Fund involves certain risks, which may cause you to lose money. These risks include:

     o Stock Market Risk: Funds with equity portfolios are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value. The Fund's focus on medium to large capitalization stocks and value-style of investing subject it to the risk that its performance may be lower than that of other types of funds with equity portfolios that focus on other types of stocks (such as small cap) or that have a broader investment style (such as growth or general market). The Fund is also subject to the risk that medium to large capitalization and/or value stocks may under-perform other segments of the equity market or the equity market as a whole. In general, the prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks may be steep, sudden and/or prolonged.

     o Securities Selection Risk: The portfolio securities held by the Fund may decline in value or not increase in value when the market in general is rising and may fail to meet the Fund's investment objective.

     o Interest Rate Risk: The Fund may invest in debt securities. In general, the value of bonds and other debt securities rises when interest rates fall and falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than do common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

     o Credit Risk: The Fund may invest in debt securities not backed by the full faith and credit of the United States. The issuers of such bonds and other debt securities may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the issuer, leading to greater volatility in the price of the security.

     o Currency Risk: Foreign currency risk is the risk that the U.S. dollar value of foreign securities held by a Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The value of the Fund may go up and down as the value of the dollar rises and falls compared to a foreign currency.

     o Liquidity Risk: Foreign markets or exchanges tend to have less trading volume than the New York Stock Exchange or other domestic stock exchanges or markets, which means that the foreign market may have less liquidity. Lower liquidity in a foreign market can affect the Fund's ability to purchase or sell blocks of securities and obtain the best price in the foreign market. This may cause the Fund to lose opportunities for favorable purchases or sales of investments. Because foreign markets trade at times and on days different than U.S. markets, the Fund's value may change when an investor's account cannot be accessed.

     o Foreign Investment Expense Risk: Investing in foreign securities generally costs more than investing in U.S. securities because of higher transaction costs, such as the commissions paid per share. As a result, mutual funds that invest in foreign securities tend to have higher expenses due to higher commissions and higher advisory and custodial fees.

     o Foreign Political and Economic Risks: The degree of political and economic stability varies from country to country. If a country confiscates money from foreigners or takes over an industry, the Fund may lose some or all of any particular investment in that country. Parts of individual foreign economies may vary favorably or unfavorably from the U.S. economy (e.g., inflation rate) which may affect the value of the Fund's investment in any foreign country.

     o Governmental Regulation Risk: Many foreign countries do not subject their markets to the same degree and type of laws and regulations that cover the U.S. markets. Also, many foreign governments impose restrictions on investments as well as taxes or other restrictions on repatriation of investment income. The regulatory differences in some foreign countries make investing or trading in their markets more difficult and risky.

     o Corporate Disclosure Standard Risk: Many countries have laws making information on publicly traded companies, banks and governments more difficult to obtain, incomplete or unavailable. The lack of uniform accounting standards and practices among countries impairs the ability of investors to compare common valuation measures, such as price/earnings ratios, for securities of different countries.

     o Emerging Market Risks: In addition to developed markets, the Fund may invest its assets in emerging market countries. In addition to the risks of foreign securities in general, countries with emerging markets can have relatively unstable governments, social, and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

     o Prepayment Risk: The issuers of bonds and other debt securities held by the Fund may prepay principal due on securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gain when interest rates decline, and may offer a greater potential for loss when interest rates rise. Rising interest rates may cause prepayments to occur at a slower than expected rate. This will increase the average life of the security and make the security more sensitive to interest rate changes.

How has the Fund Performed?

          Because the Fund has not yet commenced operations, there is no performance information to report at this time.

What are the Fund's Fees and Expenses?

          The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Maximum Sales Load imposed on Purchases (as a percentage
of offering price)...................................................4.00%
Maximum Deferred Sales Load (as a percentage of original,
purchase price or redemption proceeds, as applicable)................None
Maximum Sales Load imposed on Reinvested Dividends (as a
percentage of offering price)........................................None
Redemption Fee (as a percentage of amount redeemed)(1)...............None
Exchange Fee.........................................................None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Management Fees(2)...................................................0.75%
Distribution (12b-1) Fees............................................0.50%
Other Expenses(3)....................................................0.90%
Total Annual Fund Operating Expenses.................................2.15%
--------------------------------------------------------------------------------
(1) The Fund's transfer agent charges a fee for wire redemptions.
(2) The management fee will vary depending upon the Fund's average daily net assets. The management fee will be the greater of $50,000 or 0.75 of 1% on the first $10 million, 0.50 of 1% on the next $10 million and 0.25 of 1% over $20 million of the Fund's average daily net assets. The management fee for the Fund is the management fee for the Fund's last fiscal year.
(3) Other expenses include: (i) custodian, transfer agency, and other customary Fund expenses not listed above; and (ii) shareholder servicing fees paid to institutions equaling up to 0.25% of the average daily net assets of the Fund's shares.

Example

          This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          ------------------------------------------------------
                                         1 Year     3 Years
          ------------------------------------------------------
          The Chaconia ACS Fund           $609      $1,046
          ------------------------------------------------------

Who Manages the Fund?

Investment Adviser

          Chaconia Fund Services, Inc. (the "Manager") is the investment adviser for the Fund and will manage the investment portfolio of the Fund when it commences operations. The ACS Manger's address is 1000 Brickell Avenue, Suite 600, Miami, Florida, 33131.

          As of the date that the Fund commences operations, the only assets under management of the Manager will be the assets of the Fund. The Manager is a wholly owned subsidiary of the Trinidad and Tobago Unit Trust Corporation, a financial services company in Trinidad and Tobago. Whereas, the Manager, as a new entity, has no track record in investment management or other assets under management other than the Fund, the Trinidad and Tobago Unit Trust Corporation has managed other investment companies, including mutual funds, for 20 years. Because the Fund has not yet commenced operations and the Manager has no other assets under management, the Manager has been deregistered as an investment adviser until such time the Fund is ready to commence operations.

          As compensation for its services, the Manager will receive a monthly fee at an annual rate of the greater of $50,000 or 0.75 of 1% on first $10 million, 0.50 of 1% on next $10 million and 0.25 of 1% over $20 million of the Fund's average daily net assets.

Portfolio Managers

o Ruben McSween is the lead portfolio manager for the Fund. [He has been managing the Fund since it commenced operations.] Mr. McSween has also managed investments of the Trinidad and Tobago Unit Trust Corporation since 1994. Mr. McSween holds a BSC in Financial Management from South Eastern University and an MBA in General Management from Howard University.

o Eutrice Carrington is a co-portfolio manager of the Fund. [Ms. Carrington has been a co-manager of the Fund since it commenced operations.] Ms. Carrington has also served as an investment analyst for the Schemes of the Trinidad and Tobago Unit Trust Corporation (unit investment companies) since 1996. Ms. Carrington holds a BSC and an MSC in Economics from the University of the West Indies.

o David Thompson is a co-portfolio manager of the Fund. [Mr. Thompson has been a co-manager of the Fund since it commenced operations.] Mr. Thompson has also served as a manager for investments of the Trinidad and Tobago Unit Trust Corporation since 1998. Mr. Thompson holds a B.A. in Economics from the University of the West Indies.

Board of Directors

          The Manager is subject to the authority of the Board of Directors. The Board of Directors is presently comprised of five members, four of whom reside outside the United States in the Republic of Trinidad and Tobago. More details regarding the individual Directors and the duties of the Board of Directors can be found in the Statement of Additional Information.

          Under federal, state and particularly the Maryland General Corporation Law where the Company is incorporated, directors and officers of the Company must lawfully perform their fiduciary duties in managing the Company. As an investor of the Fund, you should be aware that you may not be able to effectively serve process on the Company's nonresident directors and officers to enforce any civil liabilities under federal and state securities laws. The United States and the Republic of Trinidad and Tobago are not parties to a convention governing the mutual recognition and enforcement of foreign money judgments. Therefore, you may not be able to enforce a United States or Trinidad and Tobago court judgment against nonresident directors and officers of the Corporation.

Counsel, Independent Accountants and Service Providers

          Foley & Lardner passes upon legal matters in connection with the issuance of shares of common stock of the Fund. PricewaterhouseCoopers LLP has been selected as independent accountants for the Fund. Firstar Bank, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar Mutual Fund Services, LLC, serves as the Fund's administrator, transfer agent and fund accountant.

How are the Fund's Shares Distributed?

Distributor

          Chaconia Financial Services, Inc, an affiliate of the Trinidad and Tobago Unit Trust Corporation and the Manager, is the distributor for the shares of the Fund. Chaconia Financial Services, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis.

Distribution Plan

          The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 to provide certain distribution activities and services for the Fund and its shareholders. The Fund may pay 0.50% per year of its average daily net assets for such distribution and service activities. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How is the Fund's Share Price Determined?

          The price at which you purchase and redeem shares of the Fund is called the net asset value ("NAV"). The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on each day the NYSE is open for trading. The NYSE is closed on holidays and weekends. The NAV is the value of the Fund's assets, less its liabilities, divided by the number of shares outstanding of the Fund. The Fund will process purchase orders that it receives in good order prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. Good order purchase or redemption requests received after the close of regular trading will be processed on the next day the NYSE is open.

How do You Purchase Shares of the Fund?

To open an account, you must invest at least the minimum amount:

   ------------------------------------------------------------------------
     Minimum Investments       To Open Your Account  To Add to Your Account
   ------------------------------------------------------------------------
     Regular Accounts and IRAs         $250                   $100
   ------------------------------------------------------------------------


Good Order Purchase Requests

                  When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

          o    the name of the Fund:     Chaconia ACS Fund

          o    the dollar amount of shares to be purchased

          o    account application form or investment stub

          o    check payable to the ACS Fund

Methods of Buying

     Through a      You can purchase shares of the Fund through any
     broker/dealer  broker-dealer organization that has an agreement with
     organization   Chaconia Financial Services, Inc., the Fund's distributor.
                    The broker-dealer organization is responsible for sending your purchase order to the Fund's transfer agent. Please keep in mind that your broker-dealer may charge additional fees for its services.

     By mail You can purchase shares of the Fund through the Fund's transfer agent, Firstar Mutual Fund Services, LLC. To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that is included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to "Chaconia ACS Fund." No third party checks will be accepted. If your check is returned for any reason, a $25 fee will be assessed against your account.

                    Regular Mail                             Overnight Delivery
                    ------------                             ------------------
                    Chaconia ACS Fund                        Chaconia ACS Fund
                    c/o Firstar Mutual Fund Services, LLC    c/o Firstar Mutual Fund Services, LLC
                    P.O. Box 701                             615 E. Michigan Street, Third Floor
                    Milwaukee, Wisconsin  53201-0701         Milwaukee, Wisconsin  53202

                    NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.

     By telephone   To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Fund toll free at 1-800-368-3322 (or 1-868-624-8648 for non-U.S. residents)
                    and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House
                    (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

     By wire To open an account or to make additional investments by wire, call 1-800-368-3322 to notify the Fund of the incoming wire using the wiring instructions below:

                         Firstar Bank, N.A.
                         Milwaukee, WI  53202
                         ABA #:  042000013
                         Credit:  Firstar Mutual Fund Services, LLC
                         Account #:  112-952-137
                         Further Credit: Chaconia ACS Fund
                                         (your name or the title on the account)
                                         (your account #)

     Through an     Once your account has been opened, you may purchase shares
     automatic      of the Fund through an Automatic Investment Plan ("AIP").
     investment     You can have money automatically transferred from your
     plan           checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the transfer agent has received your request.


How do You Sell Shares of the Fund?

Methods of Selling

     Through a      If you purchase your shares through a broker-dealer or other broker/dealer  financial organization, your redemption order may be placed
     organization   through the same organization. The organization is
                    responsible for sending your redemption order to the Fund's transfer agent on a timely basis. Please keep in mind that your broker-dealer may charge additional fees for its services.

     By mail If you purchased your shares through the Fund's transfer agent, you should send your written redemption request to the address below. Your request should contain the Fund's name, your account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all account holders sign the letter. Additional documents are required for shareholders that are corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).

                    Regular Mail                             Overnight Delivery
                    ------------                             ------------------
                    Chaconia ACS Fund                        Chaconia ACS Fund
                    c/o Firstar Mutual Fund Services, LLC    c/o Firstar Mutual Fund Services, LLC
                    P.O. Box 701                             615 E. Michigan Street, Third Floor
                    Milwaukee, Wisconsin 53201-0701          Milwaukee, Wisconsin 53202

                    The Fund's transfer agent may require a signature guarantee for certain redemption requests such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

     By telephone   If you are authorized to perform telephone transactions
                    (either through your account application form or by subsequent arrangement in writing to the Fund's transfer agent) you may redeem shares in any amount, but not less than $100, by calling 1-800-368-3322 (or 1-868-624-8648 for
                    non-U.S. residents). A signature guarantee is required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded.

     By wire To redeem shares by wire, call the Fund at 1-800-368-3322 and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The transfer agent charges a $15 outgoing wire fee.

When Redemption Proceeds are Sent to You

          Your shares will be redeemed at the NAV next determined after the transfer agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

          All requests received in good order by the transfer agent before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time) will normally be wired to the bank you indicate or mailed on the following day to the address of record. In no event will proceeds be wired or a check mailed more than 7 calendar days after the Fund receives your redemption request.

          If you purchase shares using a check and soon after request a redemption, the Fund's transfer agent will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

          The Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value during any 90-day period for any one shareholder. The Fund reserves the right to pay other redemptions, either total or partial, by a distribution in kind of readily marketable securities (instead of cash) from the Fund's portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

Redemption Requests in Good Order

          When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

     o    the name of the Fund:    Chaconia ACS Fund

     o    the dollar amount or the number of shares to be redeemed

     o signatures of all registered shareholders exactly as the shares are registered

     o    the account number

Accounts with Low Balances

          Due to the high cost of maintaining accounts with low balances, the Fund may mail you a notice if your account falls below $250 requesting that you bring the account back up to $250 or close it out. If you do not respond to the request within 30 days, the Fund may close the account on your behalf and send you the proceeds.

Share Certificates

          If there are certificates representing your shares, endorse the certificates or execute a stock power exactly as your shares are registered. Send the endorsed certificate (or executed stock power) together with your redemption request made in good order to the above address.

What About Dividend and Capital Gain Distributions?

          The Fund intends to pay dividends and capital gains distributions, if any, on an annual basis. Unless you elect otherwise, dividend and capital gains distributions will be paid in additional shares of the Fund. You may elect to receive dividends and distributions by notifying the Fund in writing. You may make this election on the Account Application. You may change your election by writing to the Fund's transfer agent or by calling 1-800-368-3322.

What About Taxes?

          The Fund intends to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund will generally be relieved of

Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

          A distribution will be treated as though paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

          Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by the Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

          By law, the Fund must withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct certified social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

          The interest and dividends payable on certain foreign securities, including those comprising an ADR, may be subject to foreign withholding taxes. Paying foreign withholding taxes may reduce the net amount of income paid to a Fund and the amount available for distribution to the Fund's shareholders.

Financial Highlights

          Because the Fund has not yet commenced operations, there are no financial highlights to report.

Investment Adviser
Chaconia Fund Services, Inc.
Suite 600
1000 Brickell Avenue
Miami, Florida 33131

Distributor
Chaconia Financial Services, Inc.
36 Boylston Avenue
Providence, Rhode Island  02906


Independent Accountants
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin  53202


Legal Counsel
Foley & Lardner
777 East Wisconsin Avenue
Milwaukee, Wisconsin  53202


Custodian
Firstar Bank, N.A
425 Walnut Street
Cincinnati, Ohio  45202


Administrator, Transfer Agent and Fund Accountant
Firstar Mutual Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

          To learn more about the Fund you may want to read the Statement of Additional Information (or "SAI") dated __________, 2001, which contains additional information about the Fund. The Fund's SAI is incorporated by reference into this Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

          You also may learn more about the Fund's investments by reading the annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during its last fiscal year.

          The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling 1-800-368-3322.

          Prospective investors and shareholders who have questions about the Funds may call the above number, write to the address below, or visit our website also shown below:

                    Chaconia ACS Fund
                    c/o Firstar Mutual Fund Services, LLC
                    615 East Michigan Street, Third Floor
                    Milwaukee, WI  53202
                    www.ttutc.com

          The general public can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Chaconia ACS Fund are also available on the EDGAR Database at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov. or by writing to Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102. Please refer to the Securities Act and Investment Company Act File Nos. 33-37426 and 811-6194 when seeking information about the Chaconia Income & Growth Fund from the Securities and Exchange Commission.


                                                      1940 Act File No. 811-6194

          This fund has not commenced a public offering of its shares.

                       STATEMENT OF ADDITIONAL INFORMATION
                               ____________, 2001



                    THE CHACONIA INCOME AND GROWTH FUND, INC.

                              The Chaconia ACS Fund



          This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Chaconia ACS Fund dated ________, 2001. Requests for copies of the prospectus should be made in writing or by calling the below address or telephone number.



                                CHACONIA ACS FUND
                      c/o Firstar Mutual Fund Services, LLC
                       615 E. Michigan Street, Third Floor
                               Milwaukee, WI 53202
                                 1-800-368-3322

                        THE CHACONIA INCOME & GROWTH FUND

                                Table of Contents
                                                                        Page No.
                                                                        -------

GENERAL INFORMATION AND HISTORY...............................................3

INVESTMENT RESTRICTIONS.......................................................4

INVESTMENT CONSIDERATIONS.....................................................5

DIRECTORS AND OFFICERS.......................................................11

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................14

OWNERSHIP OF MANAGEMENT......................................................14

FUND MANAGER AND ADMINISTRATOR...............................................14

CODE OF ETHICS...............................................................16

DISTRIBUTOR, DISTRIBUTION PLAN AND SERVICE FEES..............................16

SHAREHOLDER SERVICING FEE....................................................16

DETERMINATION OF NET ASSET VALUE.............................................17

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES..................................18

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................18

DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................19

PERFORMANCE AND YIELD INFORMATION............................................20

INDEPENDENT ACCOUNTANTS......................................................21

FINANCIAL STATEMENTS.........................................................21

Appendix DESCRIPTION OF SECURITIES RATINGS...................................22

                         GENERAL INFORMATION AND HISTORY

          The Chaconia Income and Growth Fund, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Company is a Maryland corporation, incorporated on October 24, 1990. The Company currently consists of two series: the Chaconia ACS Fund (the "Fund") and the Chaconia Income & Growth Fund.

Description of Shares, Voting Rights and Liabilities
----------------------------------------------------

          The Company's capital stock consists of a single class of common stock, which is divisible into an unlimited number of series or classes. Each Fund of the Company represents separate series of common stock. The authorized capital stock consists of 10,000,000 shares of common stock, of which 8,000,000 are allocated to the Chaconia Income & Growth Fund and 2,000,000 are allocated to the Fund. The Company's Board of Directors is authorized to divide the unissued shares into one or more additional classes of common stock (which may be referred to as portfolios, funds or series), each class representing a separate, additional Company portfolio, and to fix the number of shares in any such class or series.

          Shares of all classes will have identical voting rights, except where by law, certain matters must be approved by a majority of the shares of the affected class. Each share of any class of shares when issued has equal dividend, liquidation and voting rights within the class for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate.

          There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at net asset value, at the option of the shareholder.

          The shares have noncumulative voting rights which means that the holders of more than 50% of the shares can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Company does not usually issue certificates evidencing the Fund's shares.

          The Company is not required to hold annual meetings of shareholders. Special meetings of shareholders will be held for the consideration of proposals requiring shareholder approval by law, such as changing fundamental policies or upon the written request of 25% of the Company's outstanding shares. The directors will promptly call a meeting of shareholders to consider the removal of a director or directors when requested to do so by the holders of not less than 10% of the outstanding shares and that shareholders will receive communication assistance in connection with calling such a meeting. At any meeting of shareholders duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of at least two-thirds of the votes entitled to be cast thereon, remove any director or directors from office, with or without cause, and may elect a successor or successors to fill any resulting vacancies for the unexpired term of the removed director.

Shareholder Approval
--------------------

          Other than the election of directors, which is by plurality, any matter for which shareholder approval is required by (1) the Maryland General Corporation Law, requires the affirmative vote of at least a majority of all votes cast at a meeting at which a quorum is present and (2) the 1940 Act, requires the affirmative vote of at least a "majority" (as defined by the 1940
Act) of the outstanding voting securities of the Company entitled to vote at a meeting called for the purpose of considering such approval.

          Pursuant to the Company's Articles of Incorporation, the presence in person or by proxy of the holders of one-third of the outstanding voting securities entitled to vote at a meeting of shareholders shall constitute a quorum for the transaction of any business at all meetings of the shareholders except as otherwise provided by law or in the Articles of Incorporation. The 1940 Act defines a majority as the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares.

                             INVESTMENT RESTRICTIONS

          The Fund has adopted the following investment restrictions, which are matters of fundamental policy. The Fund's fundamental investment policies cannot be changed without approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

          The Fund may not:

          1. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions.

          2. Make short sales of securities or maintain a short position and may not purchase or write options on securities, indices, foreign currencies or futures.

          3. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 5% of its total assets (not including the amount borrowed) and will not purchase securities while borrowings in excess of 5% of the value of its total assets are outstanding.

          4. Buy or sell commodities or commodity contracts including futures contracts or buy or sell real estate or interests in real estate (although it may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate).

          5. Make loans (except for purchases of publicly traded debt securities consistent with the Fund's investment policies).

          6. Make investments for the purpose of exercising control or management.

          7. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolios), exclusive of purchases of restricted securities (i.e., securities that must be registered under the Securities Act of 1933 before they may be offered or sold to the public) if such purchases at the time thereof would not cause more than 15% of the value of the Fund's net assets to be invested in all such restricted or illiquid assets.

          8. Invest 25% or more of its total assets at the time of purchase in any securities of issuers in one industry. U.S. Government securities are excluded from this restriction.

          The Fund observes the following restrictions as a matter of operating policy but not fundamental policy, pursuant to positions taken by federal and state regulatory authorities:

          The Fund may not:

          1. Invest more than 15% of its net assets in (i) securities which are restricted or for which market quotations are not readily available; (ii) fixed time deposits subject to withdrawal penalties (other than overnight deposits); and (iii) repurchase agreements having a maturity of more than seven days.

          2. Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer.

          3. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or director of the Fund or its investment manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

          4. Invest more than 5% of the value of its net assets in warrants (included, in that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange).

          5. Invest in any security if as a result the Fund would have more than 5% of its total assets invested in securities of companies that together with any predecessor have been in continuous operation for fewer than three years.

          6. Invest in real estate limited partnerships, or oil, gas and other mineral leases.

          As a general rule, the percentage limitation referred to in these restrictions apply only at the time of investment. A later increase or decrease in a percentage that results from a change in value in the portfolio securities held by the Fund will not be considered a violation of such limitation, and the Fund will not necessarily have to sell a portfolio security or adjust its holdings in order to comply.

                            INVESTMENT CONSIDERATIONS

          The Fund is an open-end, diversified investment company. As a diversified investment company, the Fund will not violate any of the above investment restrictions and will meet the requirement that: (a) as to 75% of its total assets, it will not invest more than 5% of its total assets in the securities of any one issuer, and (b) it will not invest more than 25% of its total assets in any one industry. As detailed in the Prospectus, the Fund's investment objective is to produce high current income and capital appreciation and current income. The Fund's investment objectives are fundamental objectives and therefore may not be changed without the approval of shareholders.

          The following paragraphs provide a more detailed description of the investment policies and risks of the Fund than identified in the Fund's Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Fund.

Common and Preferred Stock
--------------------------

          Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Foreign Equities
----------------

          The Fund's investments in the securities of foreign issuers may include both securities of foreign corporations and securities of foreign governments and their political subdivisions.

          The Chaconia ACS Fund will invest substantially all of the value of its total assets in foreign securities and thus most of its portfolio will be subject to these additional risks; as a result the net asset value of the Chaconia ACS Fund may be more volatile, and the risks of loss greater, than for a domestic fund.

          The Fund may invest in foreign securities directly, or through American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as Global Depositary Receipts and European Depositary Receipts. Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities, as well as securities of issuers that have significant operations or assets outside of the U.S., involve certain inherent risks generally associated with investments in foreign securities, including the following:

          Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as that of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners, could have a significant adverse effect upon the securities markets of such countries.

          Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities held by the Fund, denominated in that currency. Such changes will also affect the Fund to the extent it is invested in ADRs comprised of foreign securities.

          Taxes. The interest and dividends payable on certain foreign securities, including those comprising an ADR, may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may ultimately be available for distribution to the Fund's shareholders.

Emerging Market Countries
-------------------------

          The Fund may invest its assets in emerging market countries or developing countries. Developing countries may impose restrictions on the Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. Some of the currencies in emerging markets have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

          Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a portfolio and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Securities Subject to Reorganization
------------------------------------

          The Fund may invest in both debt and equity securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Fund's manager, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Fund, thereby increasing its brokerage and other transaction expenses.

Debt Securities
---------------

          The Fund may invest in debt securities, including those convertible into common stocks. Debt purchased by the Fund, will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category
(BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

          Debt Securities Ratings. The ratings of Standard & Poor's, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

          The payment of principal and interest on most debt securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

          Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The managers will consider such an event in determining whether the Fund involved should continue to hold the security. For a more detailed description of ratings, see the Appendix.

Warrants and Rights
-------------------

          The Fund may invest up to 5% of its net assets in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price during or at the end of a specific period of time. The Fund will not invest more than 2% of its total assets in warrants or rights that are not listed on the New York or American Stock Exchange. For purposes of this investment policy, a warrant is defined as a certificate giving the holder the right to purchase securities at a stipulated price within a specific time limit or perpetually. Sometimes a warrant is offered with securities as an inducement to buy. The prices of warrants do not necessarily correlate with the prices of the underlying securities.

When Issued, Delayed Delivery Securities and Forward Commitments
----------------------------------------------------------------

          The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

Borrowing
---------

          The Fund may not borrow money except for (1) short-term credits from banks as may be necessary for the clearance of portfolio transactions and (2) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests, which would otherwise require the untimely disposition of its portfolio securities. Borrowing for any purpose including redemptions may not, in the aggregate, exceed 5% of total assets after giving effect to the borrowing and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets after giving effect to the borrowing. The Fund's investment manager will not purchase securities when borrowings exceed 5% of total assets. The Fund may mortgage, pledge or hypothecate assets to secure such borrowings.

Loans of Portfolio Securities
-----------------------------

          To increase income, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions if (1) the loan is collateralized in accordance with applicable regulatory requirements, (2) the loan is subject to termination by the Fund at any time, (3) the Fund receives reasonable interest or fee payments on the loan, (4) the Fund is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value of all loaned securities to exceed 33% of the value of the Fund's assets.

U.S. Government Securities
--------------------------

          The U.S. Government securities in which the Fund may invest include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States, such as Government National Mortgage Association ("GNMA") certificates, securities that are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks, and securities supported solely by the creditworthiness of the issuer, such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") securities.

          The Fund may invest in mortgage-backed securities issued or guaranteed by GNMA, FNMA or FHLMC and representing undivided ownership interests in pools of mortgages. The mortgages backing these securities include, among others, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The U.S. Government or the issuing agency guarantees the payment of the interest on and principal of these securities. The guarantees do not extend to the securities' yield or value, however, which are likely to vary inversely with fluctuations in interest rates, and, the guarantees do not extend to the yield or value of the Fund's shares. These securities are in most cases "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. The principal amounts of such underlying mortgages generally may be prepaid in whole or in part by the mortgagees at any time without penalty and the prepayment characteristics of the underlying mortgages may vary. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund will reinvest the prepaid amounts in other income producing securities, the yields of which will reflect interest rates prevailing at the time. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

The Schemes of the Trinidad and Tobago Unit Trust Corporation
-------------------------------------------------------------

          The Unit Trust Corporation was created by the Unit Trust Corporation of Trinidad and Tobago Act, 1981 (Republic of Trinidad and Tobago Act No. 26 of
1981). The Unit Trust Corporation's main office is located in the City of Port-of-Spain, Trinidad. The Unit Trust Corporation is an entity whose purpose is to provide financial services such as investment vehicles, merchant banking, credit cards, and foreign exchange services to the citizens of Trinidad and Tobago. The affairs of the Unit Trust Corporation are managed by a separate and distinct board of directors.

          The Schemes of the Trinidad and Tobago Unit Trust Corporation are investment companies as defined under the 1940 Act managed by the Unit Trust Corporation. The assets of the Schemes of the Trinidad and Tobago Unit Trust Corporation are predominantly invested in equity securities of Trinidad and Tobago corporations, and in fixed income securities of those corporations, as well as in Trinidad and Tobago government securities. As of December 31, 2000, the two Schemes of the Trinidad and Tobago Unit Trust Corporation had an aggregate of approximately $551,762,538 (U.S. dollars) under management and approximately 312,000 unitholders. The financial records of the Unit Trust Corporation are examined and audited by the Auditor General of Trinidad and Tobago. The financial statements and records of the Unit Trust Corporation are prepared in accordance with the Trinidad and Tobago Accounting Standards and are reported in Trinidad and Tobago dollars.

          The 1940 Act limits the extent to which the Fund may purchase equity securities of the Schemes of the Trinidad and Tobago Unit Trust Corporation or any other investment companies. No more than 10% of the Fund's total assets may be used to purchase any securities of investment companies. The Fund will not purchase more than 3% of the total outstanding voting stock of an investment company nor purchase securities of an investment company having an aggregate value in excess of 5% of the value of the total assets of the investment company. The Fund does not own any shares of the Unit Trust Corporation.

Temporary Investments
---------------------

          Under normal market conditions, the Fund may have money received from the purchase of Fund shares, or money received on the sale of other portfolio securities for which suitable investments consistent with the Fund's investment objectives are not immediately available. In that case, the Fund may have such monies invested in cash or cash equivalents. In addition, the Fund is permitted, but does not normally intend to maintain all or a portion of its assets in cash or cash equivalents for temporary defensive purposes during abnormal market conditions. To earn income on this portion of their assets, the Fund may invest in "money market instruments," a term that includes, among other things, U.S. government obligations, cash, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of thirteen months or less. These investments are also used to help meet anticipated redemption requests or if other suitable securities are unavailable. The Fund may reduce its holdings in equity and other securities and may invest in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, or multicurrency units) for temporary defensive purposes, during periods in which the managers believe changes in economic, financial or political conditions make it advisable.

          Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Investments in money market obligations of foreign banks or foreign branches of U.S. banks entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

          Investments by the Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's, Moody's or similar rating by another nationally recognized rating agency. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the managers at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

          The Fund may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund invests in variable amount master demand notes only when the manager deems the investment to involve minimal credit risk.

                             DIRECTORS AND OFFICERS

          The overall management of the business and affairs of the Company is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to it. The day-to-day operations of the Company are delegated to its officers, subject to the investment objectives and policies of the Company and to general supervision by the Board of Directors.

          The Board of Directors is presently comprised of five members, four of whom reside outside the United States. Directors Clarry Benn, Judy Chang, Renrick Nickie and Roosevelt Williams are residents of the Republic of Trinidad and Tobago. Judy Chang serves as Chair of the Board of Directors. Clarry Benn and Renrick Nickie also serve as executive officers of the Company.

          The Maryland General Corporation Law subjects all directors and officers of the Company to fiduciary duties for the lawful management of the Company's organization and operation, including federal and state securities laws. Investors in the Fund may not be able to effect service of process within the United States upon the Company's nonresident directors and officers for the enforcement of civil liabilities under federal and state securities laws. The Company has appointed an agent for service of process in the states where the Company has registered its securities for offer and sale.

          The United States and the Republic of Trinidad and Tobago are not parties to a convention governing the mutual recognition and enforcement of foreign money judgments. Investors in the Fund may not be able to enforce a United States or Trinidad and Tobago court judgment against nonresident directors and officers of the Corporation.

          The names of each director and officer of the Company, their business addresses and principal occupations during the past five years are listed on the table below. Directors deemed to be "interested persons' of the Company for purpose of the 1940 Act are indicated by an asterisk.

----------------------------------------------------------------------------------------------------------------------
Name and Address                    Age      Position(s) Held        Principal Occupation During
                                             With Registrant         Last Five Years
----------------------------------------------------------------------------------------------------------------------
*Judy Y. Chang                      57       Director and Chairman   Chairman of Trinidad and Tobago Unit Trust
Trinidad and Tobago Unit Trust                                       Corporation, 8-97 to Present; Consultant, 7-97
Corporation                                                          to Present; Chairman and Director, Chaconia
82 Independence Square                                               Financial Services, Inc., 12-97 to Present;
Port-of-Spain                                                        Chairman and Director, Chaconia Fund Services,
Trinidad and Tobago, West Indies                                     Inc., 12-97 to Present; Partner, Price
                                                                     Waterhouse, 1-80 to 6-97.
----------------------------------------------------------------------------------------------------------------------
*Clarry Benn                        58       Director and President  Executive Director of Trinidad and Tobago Unit
Trinidad and Tobago Unit Trust                                       Trust Corporation, 9-96 to Present; President
Corporation                                                          and Director, Chaconia Financial Services,
82 Independence Square                                               Inc., 12-97 to Present; President and Director,
Port-of-Spain                                                        Chaconia Fund Services, Inc., 12-97 to Present;
Trinidad and Tobago, West Indies                                     Executive Manager, Investments and Financial
                                                                     Trust Accounting, 8-92 to 8-96.
----------------------------------------------------------------------------------------------------------------------
*Renrick Nickie                     55       Director, Vice          Executive Manager, Marketing and Operations,
Trinidad and Tobago Unit Trust               President and           Trinidad and Tobago Unit Trust Corporation,
Corporation                                  Treasurer               8-92 to Present; Director, Chaconia Financial
82 Independence Square                                               Services, Inc., 12-97 to Present; Vice
Port-of-Spain                                                        President, Treasurer and Director, Chaconia
Trinidad and Tobago, West Indies                                     Fund Services, Inc., 12-97 to Present;.
----------------------------------------------------------------------------------------------------------------------
Dr. John A. Cole                    54       Independent Director    Dean of the School of Professional Programs,
400 Chimney Hill Road                                                8-98 to Present, Benedict College; Visiting
Columbia, SC 29209                                                   Professor of Finance, 8-97 to 8-98, University
                                                                     of North Carolina at Charlotte; Professor of
                                                                     Finance, 8-95 to Present, South Carolina State
                                                                     University; Associate Professor of Finance, 8-89
                                                                     to 7-95, Florida A&M University.
----------------------------------------------------------------------------------------------------------------------
Dr. Roosevelt J. Williams           58       Independent Director    Director, Cipriani College of Labour and
Cipriani College of Labour and                                       Cooperative Studies, 8-97 to Present; Education
Cooperative Studies                                                  Consultant, 1-96 to 7-97; Professor at Howard
Churchill Roosevelt Highway                                          University, 1989 to 12-95.
Valsayn, Trinidad and Tobago,
West Indies
----------------------------------------------------------------------------------------------------------------------
Ulice Payne, Jr.+                   45       Secretary               Attorney and Partner, Foley & Lardner, 2-98 to
Foley & Lardner                                                      Present; Attorney and Shareholder Reinhart,
777 East Wisconsin Avenue                                            Boerner, Van Deuren, Norris & Rieselbach, S.C.,
Suite 3700                                                           2-90 to 2-98.
Milwaukee, WI  53202
----------------------------------------------------------------------------------------------------------------------
* This director is an "interested person" of the Company as that term is defined under the 1940 Act.
+ Mr. Payne does not receive any compensation for serving as Secretary of the Company.  Last year, the Company paid
$135,879 to Foley & Lardner for legal services.

          The Company pays each director $500 per board meeting attended. Directors also are reimbursed by the Company for any expenses incurred in connection with attendance at the meetings. The table below sets forth the compensation paid by the Fund to each of the directors of the Fund during the fiscal year ended December 31, 2000:

                                                    COMPENSATION TABLE
---------------------------------------------------------------------------------------------------------------------
       Name of Person               Aggregate            Pension or         Estimated Annual     Total Compensation
                                Compensation From        Retirement          Benefits Upon       from Company Paid
                                     the Fund         Benefits Accrued         Retirement         to Directors(1)
                                                     As Part of Company
                                                          Expenses
---------------------------------------------------------------------------------------------------------------------
Judy Y. Chang *                         $0                   $0                    $0                  $2,000
Clarry Benn *                           $0                   $0                    $0                  $2,000
Renrick Nickie *                        $0                   $0                    $0                  $2,000
John A. Cole                            $0                   $0                    $0                  $2,000
Roosevelt J. Williams                   $0                   $0                    $0                  $2,000
---------------------------------------------------------------------------------------------------------------------
*This director is an "interested person" as that term is defined under the 1940 Act.
(1)The Chaconia Income & Growth Fund has paid the Directors for their services in connection with that Fund.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          "Principal shareholders" are persons that beneficially or of record own 5% or more of the Fund's outstanding shares. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of March 31, 2001, there were no principal shareholders or control persons of the Fund.

                             OWNERSHIP OF MANAGEMENT

          As of March 31, 2000, no directors and officers of the Company owned shares of the Fund.

                         FUND MANAGER AND ADMINISTRATOR

Fund Manager
------------

          Subject to supervision by the Board of Directors, investment management services will be provided to the Fund by Chaconia Fund Services, Inc. (the "Manager") pursuant to an investment management agreement executed by the Company on behalf of the Fund on October 28, 1999 (the "Management Contract") and ratified by the Board of Directors of the Company on May 17, 2000. The Manager was incorporated as a Delaware corporation on December 8, 1997 and registered as an investment adviser with the SEC on July 8, 1999. On April 9, 2001, because the Fund had not yet commenced operations, the Manager was deregistered as an investment adviser with the SEC because it has no other assets under management. The Manager is a wholly owned subsidiary of the Trinidad and Tobago Unit Trust Corporation. As of the date that the Fund will commence operations, the only assets under management of the Manager will be the assets of the Fund.

          Under the Management Contract, the Manager will provide a continuous investment program for the Fund and make decisions and place orders to buy, sell or hold particular securities and futures. The Manager also will supervise all matters relating to the operation of the Fund and will obtain clerical staff, office space, equipment and services. As compensation for its services, the Manager will receive a monthly fee at an annual rate of the greater of $50,000 or 0.75 of 1% on first $10 million, 0.50 of 1% on next $10 million and 0.25 of 1% over $20 million of the Fund's average daily net assets.

          Under the Management Contract, the Manager will not be liable to the Fund for any error of judgment by the Manager or any loss sustained by the Fund except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          The Management Contract was approved by the Board of Directors and by a majority of the Independent Directors. The Management Contract will remain in effect until terminated by either party. The Management Contract shall be specifically approved at least annually (i) by a majority vote of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund.

          The Management Contract is terminable by vote of the Board of Directors or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 30 days' written notice to the Manager. The Management Contract also may be terminated by the Manager on 30 days' written notice to the Fund. The Management Contract terminates automatically upon its assignment (as defined in the 1940 Act).

Administrator
-------------

          Firstar Mutual Fund Services, LLC (the "Administrator") located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202, will serve as administrator to the Fund pursuant to an agreement with the Fund (the "Administrative Services Agreement"). Pursuant to the Administrative Services Agreement, subject to the overall authority of the Board of Directors in accordance with Maryland law, the Administrator will assist in the Fund's administration and operation, including, but not limited to, the preparation of statistical and research data, data processing services, preparation of management reports for performance and compliance, as well as prepare and maintain the Fund's operating expense budget.

Custodian
---------

          Firstar Bank, N.A., Firstar Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, will serve as custodian for the Fund. As such, Firstar Bank will hold all securities and cash of the Fund, deliver and receive payment for securities sold, receive and pay for securities purchased, collect income from investments and performs other duties, all as directed by officers of the Corporation. Firstar Bank will not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

                                 CODE OF ETHICS

          The Company, the Manager of the Chaconia Income & Growth Fund, and the Fund's principal underwriter have adopted a joint code of ethics pursuant to Rule 17j-1 under the 1940 Act. The code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Fund. The code of ethics prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund.

                 DISTRIBUTOR, DISTRIBUTION PLAN AND SERVICE FEES

Distributor
-----------

          Chaconia Financial Services, Inc. (the "Distributor"), an affiliate of the Trinidad and Tobago Unit Trust Corporation and the Manager, will be the distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Agreement"), between the Company and the Distributor dated May 17, 2000. The Agreement was approved by the Board of Directors on May 17, 2000. The Distributor is a broker-dealer and member of the National Association of Securities Dealers, Inc. since February 9, 1993. Shares of the Fund are offered on a continuous basis. The Agreement provided that the Distributor, as agent in connection with the distribution of shares of the Fund, will use its best efforts to distribute such shares. The Distributor's address is 36 Boylston Avenue, Providence, Rhode Island, 02906.

Distribution Plan
-----------------

          The Board of Directors has re-approved a Distribution Plan applicable to the Fund under Section 12(b) and Rule 12b-1 of the 1940 Act on May 17, 2000. Pursuant to the Plan, registered broker-dealers and others ("Qualified Recipients") that have rendered distribution assistance (whether direct, administrative or both) and that enter into written agreements with the Fund may receive fees not to exceed 0.50% for the Fund. In addition, the Fund will purchase advertising, sales literature, other promotional material and marketing services. The Fund will reimburse the Managers and Qualified Recipients for these expenditures, including interest expenses and other overhead items, during a fiscal year of the Fund, up to a limit of 0.50 of 1% on an annual basis of the Fund's average daily net assets, subject to compliance with guidelines adopted from time to time by the Board of Directors.

          No reimbursements under the Plan will be made for expenditures or fees for fiscal years prior to the fiscal year in question or in contemplation of future fees or expenditures.

                            SHAREHOLDER SERVICING FEE

          In addition to payments received pursuant to the Plan, Qualified Recipients which are selected dealers may receive a service fee in the amount of
 .25% of each shareholder account opened with the Fund as a result of a sale made by them of the Fund's shares. The service fee is paid by the Fund to the Qualified Recipient for the personal service and/or maintenance of shareholder accounts; and the Qualified Recipient may receive commissions on the Fund's portfolio transactions subject to the provisions of the Management Contract.

                        DETERMINATION OF NET ASSET VALUE

          The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "Exchange") (currently 4 p.m. Eastern time) each business day. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be, open on the following days:
New Years Day, Martin Luther King, Jr.'s Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

          The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of the Fund's shares outstanding at such time. The Fund values its assets based on their current market value when market quotations are readily available. If such value cannot be established, assets are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

          Securities for which market quotations are not readily available are valued at fair market value as determined in good faith under procedures established by the Board of Directors. Short-term debt securities that mature in more than 60 days are valued at current market quotations. Short-term debt securities which mature in 60 days or less are valued at amortized cost if their term to maturity from the date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their term to maturity from the date of purchase exceeded 60 days, unless the Board of Directors determines that such valuation does not represent fair value.

          Following the calculation of security values in terms of currency in which the market quotation used is expressed ("local currency"), the valuing agent shall calculate these values in terms of United States dollars on the basis of the conversion of the local currencies (if other than U.S.) into United States dollars at the rates of exchange prevailing at the value time as determined by the valuing agent. The value of other property owned by the Fund shall be determined in a manner that, in the discretion of the valuing agent of the Fund, most fairly reflects fair market value of the property on such date.

          Trading in securities on European securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, European securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. The Fund calculates its net asset value per share and, therefore, effects sales, redemptions and repurchases of its shares, as of the close of the Exchange once on each day on which the Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined in good faith according to procedures adopted by the Board of Directors.

                   PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

          The procedure for purchasing shares of the Fund is summarized in the prospectus under "How do You Purchase Shares of the Fund" and the procedure for redemption of shares is summarized in the prospectus under "How do You Sell Shares of the Fund." Investors may now elect to purchase shares through the continuing automatic transfer plan as described in the prospectus.

          The Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value during any 90-day period for any one shareholder. The Fund reserves the right to pay other redemptions, either total or partial, by a distribution in kind of readily marketable securities (instead of cash) from the Fund's portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

          The Management Contract states that in connection with its duties to arrange for the purchase and the sale of securities and futures held in the portfolio of the Fund by placing purchase and sale orders for the Fund, the Manager shall select such registered broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Manager is authorized in the Management Contract to consider the reliability, integrity and financial condition of the brokers. The Manager is also authorized by the Management Contract to consider whether the brokers provide brokerage and/or research services to the Fund and/or other accounts of the Manager.

          The Management Contract states that the commissions paid to brokers may be higher than other brokers would have charged if a good faith determination is made by the Manager that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction on the Manager's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Manager shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Management Contract provides that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Manager shall be prepared to show that commissions paid (i) were for purposes contemplated by the Management Contract; (ii) were for products or services which provide lawful and appropriate assistance to its decision making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. The Manager also is authorized to consider sales of shares of the Fund and/or of any other investment companies for which the Manager acts as Manager as a factor in the selection of brokers to execute brokerage and principal transactions, subject to the requirements of "best execution," as defined above.

          The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Fund in the valuation of its investments. The research that the Manager receives for brokerage commissions, whether or not useful to the Fund, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Fund.

          The debt securities which will be the principal component of the Fund's portfolio are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Fund directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

          Brokerage commissions in Trinidad and Tobago, as in the U.S., are negotiable. Trinidad and Tobago brokers, which act as agent, and dealers, which act as principal, are subject to government regulation if they deal with public investors.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions
---------------------------

          Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, unless the shareholder elects otherwise, be paid on the payment date fixed by the Board of Directors in additional shares of the Fund having an aggregate net asset value as to the ex-dividend date of such dividend or distribution equal to the cash amount of such distribution. An election to receive dividends and distributions may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains. However, the Fund currently intends to pay dividends and capital gains distributions, if any, on an annual basis.

Taxes
-----

          The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"). The Fund has so qualified in each of its fiscal years. If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities if the Fund did not qualify as a regulated investment company under Subchapter M. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gain, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

          The Fund intends to distribute at least 90% of its net investment income and net capital gains each fiscal year. Dividends from the Fund's net investment income, including short-term capital gains, are taxable to shareholders as ordinary income, while distributions from the Fund's net realized long-term capital gains are taxable as long-term capital gains regardless of the shareholder's holding period for the shares. Such dividends and distributions are taxable to shareholders, whether received in cash or additional shares of the Fund. A portion of the income distributions of the Fund may be eligible for the 70% dividends-received deduction for domestic corporate shareholders.

          Any dividend or capital gains distribution paid shortly after a purchase of shares of the Fund will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

          Redemptions of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the holding period. However, if a loss is realized on shares held for six months or less, and the shareholder received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

          The Fund may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividend payments and redemption proceeds if a shareholder fails to furnish the Fund with his social security number or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding.

          The Transfer Agent is required to send shareholders and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions (both taxable and tax-exempt) paid to shareholders during the preceding year. This statement should be kept as a permanent record. A fee may be charged for any duplicate information requested.

          This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors may also be subject to state and local taxes. Investors are urged to consult with their respective advisers for a complete review of the tax ramifications of an investment in a Fund.

                        PERFORMANCE AND YIELD INFORMATION

          The Fund may furnish data about its investment performance in advertisements, sales literature and reports to shareholders. "Total return" represents the annual percentage change in value of $10,000 invested at the maximum public offering price for the one year period and the life of the Fund through the most recent calendar quarter, assuming reinvestment of all dividends and distributions. The Fund may also furnish total return calculations for these and other periods based on investments at various sales charge levels or net asset value.

          Quotations of yield will be based on the investment income per share earned during a particular 30-day (or one month) period, less expenses accrued during the period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD =2[(a-b + 1)6 - 1]
                                -----------------
                                      c-d
where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends and d = the maximum offering price per share on the last day of the period.

          Quotations of total return will reflect only the performance of a hypothetical investment in one of the Funds during the particular time period shown. The Fund's total return and current yield may vary from time to time depending on market conditions, the compositions of the Fund's portfolio and operating expenses. These factors and possible differences in the methods used in calculating yield should be considered when comparing the Fund's current yield to yields published for other investment companies and other investment vehicles. Total return and yield should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, total returns and yields may be higher or lower than past total returns and yields and there can be no assurance that any historical return or yield will continue.

          In connection with communicating its yield or total return to current or prospective shareholders, the Fund may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

          Quotations of the Fund's total return will represent the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund), and are calculated pursuant to the following formula:

                                P (1 + T)n = ERV

(where P = a hypothetical initial payment of $10,000, T = the average annual total return, n = the number of years and ERV = the redeemable value at the end of the period of a $10,000 payment made at the beginning of the period). All total return figures will reflect the deduction of Fund expenses (net of certain expenses reimbursed by the Manager) on an annual basis and will assume that all dividends and distributions are reinvested and will deduct the maximum sales charge, if any is imposed.

                             INDEPENDENT ACCOUNTANTS

          The Fund's independent accountants, PricewaterhouseCoopers LLP, Milwaukee, Wisconsin, will audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semiannual unaudited financial statements.

                              FINANCIAL STATEMENTS

          There are no financial statements for the Fund because it has not yet commenced operations.

                                    APPENDIX
                        DESCRIPTION OF SECURITIES RATINGS

          Standard & Poor's Corporation ("Standard & Poor's") Debt Ratings. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

          The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

          The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

          The ratings are based, in varying degrees, on the following considerations:

          I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

          II.       Nature of and provisions of the obligation;

          III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights;

          AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

          BBB - Debt rated BBB has an adequate capacity to pay interest and repay principal. Whereas such debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

          BB, B, CCC, CC - Debt rated BB, B, CCC or CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          Moody's Investors Service, Inc. ("Moody's") Bond Ratings.
          --------------------------------------------------------

          Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds which are Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rate A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          Moody's applies numerical modifiers 1, 2 and 3 in each of the foregoing generic rating classifications. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

          Standard & Poor's Commercial Paper Ratings. A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

          A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2. Capacity for timely payment on issues with this designation is satisfactory. However the relative degree of safety is not as high as for issuers designated "A-1".

          A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

          Moody's Short-Term Debt Ratings. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

          Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

          Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

          Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Description of Moody's Preferred Stock Ratings

          aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks. aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future. a: An issue which is rated a is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are nevertheless expected to be maintained at adequate levels. baa: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present, but may be questionable over great length of time. ba: An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class. b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small. caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment. ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with the little likelihood of eventual payment. c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P's Preferred Stock Ratings
--------------------------------------------

          AAA: This is the highest rating that may be assigned by S&P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations. AA: A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA. A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions. BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category. BB, B, CCC: Preferred stock rated BB, B and CCC are regarded on balance as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking Equity Fund payments but that is a nonpaying issue with the issuer in default on debt instruments.

          Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                      CHACONIA INCOME AND GROWTH FUND, INC.

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits.

     (a)  Articles of Incorporation, as amended [4]

     (b)  By-Laws, as amended [6]

     (c)  None

     (d) (i) Chaconia I&G Fund Investment Management Agreement between the Company and Earnest Partners, LLC [5]

          (ii)Chaconia ACS Fund Investment Management Agreement between the Company and Chaconia Fund Services, Inc. [6]

     (e) Distribution Agreement between the Company and Chaconia Financial Services, Inc. [6]

     (f)  None

     (g)  Custody Agreement between the Company and Firstar Bank, N.A. [7]

     (h) (i) Fund Accounting Servicing Agreement between the Company and Firstar Mutual Fund Services, LLC [7]

          (ii)Fund Administration Servicing Agreement between the Company and Firstar Mutual Fund Services, LLC [7]

          (iii) Transfer Agent Servicing Agreement between the Company and Firstar Mutual Fund Services, LLC [7]

     (i)  Opinion and Consent of Counsel [6]

     (j)  Consent of Independent Accountants - Filed herewith.

     (k)  None

     (l)  Subscription Agreement [1]

     (m)  Distribution Plan [2]

     (n)  None

     (o)  Not Applicable

     (p)  Code of Ethics - Filed herewith.

     (q)  Power of Attorney [6]

[1] Previously filed as an exhibit to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Pre-Effective Amendment No. 2 was filed with the SEC on October 30, 1992.

[2] Previously filed as an exhibit to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Post-Effective Amendment No. 5 was filed with the SEC on January 17, 1995.

[3] Previously filed as an exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Post-Effective Amendment No. 9 was filed with the SEC on December 26, 1996.

[4] Previously filed as an exhibit to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Post-Effective Amendment No. 14 was filed with the SEC on November 30, 1998.

[5] Previously filed as an exhibit to the Proxy Statement filed with the SEC on April 20, 2000 and incorporated by reference hereto.

[6] Previously filed as an exhibit to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Post-Effective Amendment No. 18 was filed with the SEC on July 31, 2000.

[7] Previously filed as an exhibit to Post-Effective Amendment No. 19 to Registrant's Registration Statement as Form N-1A and incorporated by reference thereto. Post-Effective Amendment No. 19 was filed with the SEC on February 7, 2001.


Item 24.  Persons Controlled by or under Common Control with Registrant.

          None.

Item 25.  Indemnification.

          The basic effect of the respective indemnification provisions of the Registrant's Articles of Incorporation and By-Laws and section 2-418 of the Maryland General Corporation Law is to indemnify each officer and director of both the Registrant, the Investment Manager and selected broker-dealers, to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, Investment Manager and selected broker-dealers pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, office or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the Investment Manager and selected broker-dealers in connection with the shares being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

          Besides serving as investment adviser to the Funds, neither Adviser is currently (and has not during the past two years) engaged in any other business, profession, vocation or employment of a substantial nature. Information regarding the business, vocation or employment of a substantial nature of the Adviser and its officers is incorporated by reference to the information contained in Part B of this Registration Statement and to the Forms ADV filed under the Investment Advisers Act of 1940 by each of the Investment Managers.

Item 27.  Principal Underwriters.

     (a) As of the date of this filing, Chaconia Financial Services, Inc. ("CFS") serves as distributor of only the Registrant's shares.

     (b) To the best of Registrant's knowledge, the directors and executive officers of CFS are as follows:

---------------------------------------------------------------------------------------------------------------
Name and Principal                          Position and Offices with           Positions and Offices
Business Address                            Chaconia Financial Services, Inc.   with Registrant
---------------------------------------------------------------------------------------------------------------
Donald Martin                               President, Treasurer                None
36 Boylston Avenue
Providence, Rhode Island 02906
---------------------------------------------------------------------------------------------------------------
Judy Y. Chang                               Director                            Chairman and Director
Trinidad and Tobago Unit Trust
Corporation
74 Independence Square
Port-of-Spain
Trinidad and Tobago, West Indies
---------------------------------------------------------------------------------------------------------------
Clarry Benn                                 Director                            President and Director
Trinidad and Tobago Unit Trust
Corporation
74 Independence Square
Port-of-Spain
Trinidad and Tobago, West Indies
---------------------------------------------------------------------------------------------------------------
Renrick Nickie                              Director                            Vice President, Treasurer
Trinidad and Tobago Unit Trust                                                  and Director
 Corporation
74 Independence Square
Port-of-Spain
Trinidad and Tobago, West Indies
---------------------------------------------------------------------------------------------------------------
Ulice Payne                                 Secretary                           Secretary
Foley & Lardner
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
---------------------------------------------------------------------------------------------------------------

     (c)  None.

Item 28.  Location of Accounts and Records:

          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

       Records Relating to:                   Are located at:
       --------------------                   ---------------

       (1) Registrant's fund accounting       Firstar Mutual Funds Services, LLC
       servicing agent, sub-administrator     615 East Michigan Street
       and transfer agent                     Milwaukee, Wisconsin 53202

       (2) Registrant's investment advisers   Earnest Partners, LLC
                                              75 Fourteenth Street, Suite 2300
                                              Atlanta, Georgia 30309

                                              Chaconia Fund Services, Inc.
                                              1000 Brickell Avenue, Suite 600
                                              Miami, Florida  33131

       (3) Registrant's custodian             Firstar Bank, N.A.
                                              425 E. Walnut Street
                                              Cincinnati, OH 45202

Item 29.  Management Services.

          Not Applicable

Item 30.  Undertakings.

          Not Applicable

SIGNATURE

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, CHACONIA INCOME AND GROWTH FUND, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Port-of-Spain, Trinidad, as of the 30th day of April, 2001.

                                       THE CHACONIA INCOME AND GROWTH FUND, INC.

                                       BY /s/ Clarry Benn
                                          -----------------
                                          Clarry Benn, President

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons representing all of the members of the Board of Directors as of April 30, 2001.

NAME                                     TITLE
----                                     -----

/s/ Clarry Benn                          President and Director
---------------------------------
Clarry Benn


*/s/ John A. Cole                        Director
---------------------------------
John A. Cole


*/s/ Roosevelt Williams                  Director
---------------------------------
Roosevelt Williams


*/s/ Renrick Nickie                      Vice President, Treasurer, and
---------------------------------
Renrick Nickie                           Director


*/s/ Judy Y. Chang                       Chairman and Director
---------------------------------
Judy Y. Chang*


*/s/ Ulice Payne                         Secretary
---------------------------------
Ulice Payne

    *BY /s/ Clarry Benn
        ----------------------------
         Attorney-in-Fact

                                  Exhibit Index
                       Pursuant to Securities Act Rule 483

Exhibit
-------

(a)  Articles of Incorporation, as amended*

(b)  By-Laws, as amended*

(c)  None

(d) (i) Chaconia I&G Fund Investment Management Agreement between the Company and Earnest Partners, LLC*

     (ii)Chaconia ACS Fund Investment Management Agreement between the Company and Chaconia Fund Services, Inc.*

(e) Distribution Agreement between the Company and Chaconia Financial Services, Inc.*

(f)  None

(g)  Custody Agreement between the Company and Firstar Bank, N.A*

(h) (i) Fund Accounting Servicing Agreement between the Company and Firstar Mutual Fund Services, LLC*

     (ii)Fund Administration Servicing Agreement between the Company and Firstar Mutual Fund Services, LLC*

     (iii) Transfer Agent Servicing Agreement between the Company and Firstar Mutual Fund Services, LLC*

(i)  Opinion and Consent of Counsel*

(j)  Consent of Independent Accountants - Filed herewith

(k)  None

(l)  Subscription Agreement*

(m)  Distribution Plan*

(n)  None

(o)  Not Applicable

(p)  Code of Ethics - Filed herewith

(q)  Power of Attorney*


* Incorporated by reference.